UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND
(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746
(Address of principal executive offices)	(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary
Dimensional Emerging Markets Value Fund,
6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (512) 306-7400

Date of fiscal year end:          October 31

Date of reporting period:        January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Dimensional Emerging Markets Value Fund

Form N-Q

January 31, 2011

(Unaudited)

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depository Receipt
FNMA	Federal National Mortgage Association
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedule of Investments.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

January 31, 2011

(Unaudited)

	Shares	Value††
COMMON STOCKS — (89.4%)
BRAZIL — (7.3%)
Banco ABC Brasil SA	647,946	$5,247,471
Banco Alfa de Investimento SA	97,200	442,574
Banco Daycoval SA	558,550	4,104,645
Banco do Brasil SA	165,559	2,955,719
Banco Industrial e Comercial SA	1,218,000	8,914,245
Banco Panamericano SA	1,150,400	2,939,923
Banco Pine SA	296,900	2,473,944
Banco Santander Brasil SA	219,225	2,542,139
Banco Santander Brasil SA ADR	10,051,545	116,597,922
Banco Sofisa SA	694,800	2,100,718
Bematech SA	452,500	2,331,789
*BHG SA - Brazil Hospitality Group	810	8,333
BM&F Bovespa SA	22,558,150	157,654,667
*BR Malls Participacoes SA	4,378,854	39,928,361
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	4,608,391
BRF - Brasil Foods SA	739,298	12,129,818
#BRF - Brasil Foods SA ADR	2,898,191	48,254,880
Brookfield Incorporacoes SA	3,310,800	15,253,573
Camargo Correa Desenvolvimento Imobiliario SA	720,700	3,208,011
Cia Providencia Industria e Comercio SA	299,950	1,322,555
Cosan SA Industria e Comercio	1,937,900	30,260,978
CR2 Empreendimentos Imobiliarios SA	87,800	383,972
Cremer SA	293,270	2,894,083
Duratex SA	1,904,344	18,278,595
Embraer SA ADR	1,235,461	40,770,213
Eternit SA	666,723	4,503,615
Even Construtora e Incorporadora SA	1,422,651	6,742,220
EZ Tec Empreendimentos e Participacoes SA	878,300	7,097,214
*Fertilizantes Heringer SA	252,000	1,170,089
*Fibria Celulose SA	238,671	3,683,977
#*Fibria Celulose SA Sponsored ADR	2,444,493	37,425,188
Financeira Alfa SA Credito Financiamento e Investimentos	36,400	82,104
Gafisa SA	3,540,876	21,687,719
#Gafisa SA ADR	336,554	4,213,656
*General Shopping Brasil SA	377,630	2,718,474
*Gerdau SA	1,792,300	17,525,715
*Globex Utilidades SA	45,131	595,628
Grendene SA	1,199,745	6,607,072
Guararapes Confeccoes SA	21,950	1,058,688
Helbor Empreendimentos SA	46,900	548,637
*IdeiasNet SA	832,130	1,951,845
Iguatemi Empresa de Shopping Centers SA	358,760	7,747,899
Industrias Romi SA	626,500	4,566,409
*Inepar SA Industria e Construcoes	13,900	41,693
*Inpar SA	2,493,625	4,831,824
JBS SA	8,069,415	30,497,204
JHSF Participacoes SA	1,590,600	3,091,601
*Kepler Weber SA	4,157,400	847,965
*Kroton Educacional SA	410,836	5,712,936
*Log-in Logistica Intermodal SA	778,700	4,437,836
M Dias Branco SA	164,300	3,636,984
*Magnesita Refratarios SA	1,772,806	10,177,722
*Mahle-Metal Leve SA Industria e Comercio	4,000	108,594
Marfrig Alimentos SA	1,722,925	13,932,649
Metalfrio Solutions SA	100,200	775,416
*Minerva SA	712,125	2,798,176
*MPX Energia SA	386,000	6,395,705
*Multiplan Empreendimentos Imobiliarios SA	256,869	4,929,506

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Obrascon Huarte Lain Brasil SA	263,100	$9,129,070
Parana Banco SA	116,200	899,235
*Paranapanema SA	2,179,978	6,748,065
Petroleo Brasileiro SA	293,800	5,296,314
#Petroleo Brasileiro SA ADR	4,974,392	182,709,418
*Plascar Participacoes Industriais SA	1,198,400	2,372,429
Porto Seguro SA	455,430	7,103,500
Positivo Informatica SA	75,382	428,248
Profarma Distribuidora de Produtos Farmaceuticos SA	115,825	1,007,506
Rodobens Negocios Imobiliarios SA	252,901	2,554,877
Rossi Residencial SA	1,583,200	12,451,334
Santos Brasil Participacoes SA	29,100	432,062
Sao Carlos Empreendimentos e Participacoes SA	78,600	1,001,980
Sao Martinho SA	607,186	8,741,992
SLC Agricola SA	170,825	2,028,031
Springs Global Participacoes SA	401,759	1,270,146
Sul America SA	1,401,285	15,475,963
Tecnisa SA	50,354	302,073
Trisul SA	119,261	446,437
Triunfo Participacoes e Investimentos SA	125,300	695,297
Universo Online SA	455,300	3,960,437
Usinas Siderurgicas de Minas Gerais SA	2,197,000	32,936,219

TOTAL BRAZIL		1,045,740,112

CHILE — (2.2%)
Almendral SA	1,120,749	137,078
Banco de Credito e Inversiones SA Series A	131,142	8,780,977
Besalco SA	86,593	174,249
Cementos Bio-Bio SA	665,307	1,831,247
Cencosud SA	3,680,515	24,818,340
Cia Cervecerias Unidas SA	20,000	217,272
Cia General de Electricidad SA	891,089	5,255,802
*Cia Sud Americana de Vapores SA	12,141,710	13,065,907
Cintac SA	153,487	123,882
*Corpbanca SA	1,070,453,239	17,645,199
Corpbanca SA ADR	400	31,908
Cristalerias de Chile SA	264,624	3,313,276
CTI Cia Tecno Industrial SA	488,163	31,470
Embotelladora Andina SA Series A ADR	29,985	749,625
Empresas CMPC SA	1,512,741	74,763,592
Empresas Copec SA	2,027,911	34,768,266
*Empresas Iansa SA	43,801,768	6,193,164
*Empresas La Polar SA	1,086,276	6,662,658
Enersis SA	31,903,095	13,213,507
#Enersis SA Sponsored ADR	3,017,368	62,640,560
Gasco SA	155,648	959,915
Grupo Security SA	610,661	278,033
Industrias Forestales SA	3,436,382	839,183
Inversiones Aguas Metropolitanas SA	3,619,083	5,578,721
Madeco SA	49,034,820	2,943,916
*Masisa SA	36,930,742	5,655,784
Minera Valparaiso SA	7,500	273,179
Parque Arauco SA	1,761,407	3,743,719
*PAZ Corp. SA	1,504,162	1,777,476
Ripley Corp SA	3,713,785	4,611,488
Salfacorp SA	472,731	1,643,601
Sociedad Quimica y Minera de Chile SA Series A	32,020	1,855,464
Socovesa SA	3,544,408	2,853,424
Sonda SA	107,000	253,660
Soquimic Comercial SA	198,000	97,318
*Vina Concha Y Toro SA	51,102	119,495

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
#Vina Concha Y Toro SA Sponsored ADR	2,846	$131,485
Vina San Pedro Tarapaca SA	57,038,434	524,111

TOTAL CHILE		308,557,951

CHINA — (13.6%)
#Agile Property Holdings, Ltd.	8,038,000	12,054,003
*Aluminum Corp. of China, Ltd.	28,000	27,695
#*Aluminum Corp. of China, Ltd. ADR	287,695	7,120,451
AMVIG Holdings, Ltd.	4,173,100	3,140,583
#Angang Steel Co., Ltd.	11,317,640	16,721,500
Anhui Conch Cement Co., Ltd.	20,000	93,169
Anhui Tianda Oil Pipe Co., Ltd.	1,617,412	726,795
Anton Oilfield Services Group	5,520,000	739,631
#Asia Cement China Holdings Corp.	3,622,000	1,896,031
*AVIC International Holding HK, Ltd.	5,282,000	231,305
Bank of China, Ltd.	676,716,331	353,490,428
#Bank of Communications Co., Ltd.	60,503,335	57,937,823
Baoye Group Co., Ltd.	1,689,120	1,127,342
#Beijing Capital International Airport Co., Ltd.	18,179,599	9,723,305
Beijing Capital Land, Ltd.	8,908,000	2,976,949
*Beijing Development HK, Ltd.	1,501,000	273,309
Beijing Enterprises Holdings, Ltd.	5,811,500	34,190,717
Beijing Jingkelong Co., Ltd.	430,000	593,031
#Beijing North Star Co., Ltd. Series H	6,030,000	1,607,581
Bosideng International Holdings, Ltd.	9,472,000	2,951,330
#*Brilliance China Automotive Holdings, Ltd.	20,112,000	15,198,485
BYD Electronic International Co., Ltd.	9,450,136	6,307,500
C C Land Holdings, Ltd.	273,000	99,934
*Catic Shenzhen Holdings, Ltd.	2,394,000	1,022,998
Central China Real Estate, Ltd.	4,836,000	1,493,263
Centron Telecom International Holdings, Ltd.	3,036,600	710,903
#Chaoda Modern Agriculture Holdings, Ltd.	30,559,412	21,954,976
#China Aerospace International Holdings, Ltd.	25,092,000	3,426,281
#China Agri-Industries Holdings, Ltd.	6,554,000	7,057,277
#China Aoyuan Property Group, Ltd.	11,218,000	2,112,247
China BlueChemical, Ltd.	9,710,878	8,024,790
#*China Chengtong Development Group, Ltd.	3,432,000	207,800
China Citic Bank Corp., Ltd.	77,058,716	50,531,122
China Coal Energy Co., Ltd.	21,853,000	32,234,879
#China Communications Construction Co., Ltd.	43,114,327	35,089,569
China Communications Services Corp., Ltd.	17,616,227	10,867,227
China Construction Bank Corp.	77,940,940	68,981,137
#*China COSCO Holdings Co., Ltd.	2,551,000	2,771,592
#*China Energine International Holdings, Ltd.	3,876,147	309,930
#China Everbright, Ltd.	10,139,869	21,141,237
#*China Grand Forestry Green Resources Group, Ltd.	65,138,000	2,090,453
#China Green Holdings, Ltd.	4,488,800	4,412,868
China Haidian Holdings, Ltd.	16,679,108	2,234,284
China Haisheng Juice Holdings Co., Ltd.	48,000	6,621
#China Huiyuan Juice Group, Ltd.	6,626,483	4,554,938
#China Merchants Holdings International Co., Ltd.	4,226,334	18,290,132
*China Mining Resources Group, Ltd.	35,828,000	793,909
*China Minsheng Banking Corp., Ltd. Series H	7,869,000	6,707,638
#*China Molybdenum Co., Ltd.	1,780,000	1,686,756
China National Materials Co., Ltd.	957,000	823,606
China Nickel Resources Holding Co., Ltd.	5,790,000	1,023,236
*China Oil & Gas Group, Ltd.	4,160,000	450,776
China Oilfield Services, Ltd.	76,000	147,946
China Petroleum & Chemical Corp.	78,146,289	86,473,795
#China Petroleum & Chemical Corp. ADR	789,876	87,060,133
#China Pharmaceutical Group, Ltd.	12,982,000	7,220,036

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*China Properties Group, Ltd.	5,236,000	$1,801,672
*China Qinfa Group, Ltd.	1,592,000	1,008,052
China Railway Construction Corp., Ltd.	19,154,514	23,683,964
#*China Rare Earth Holdings, Ltd.	14,909,000	6,590,955
China Resources Enterprise, Ltd.	6,298,000	24,763,461
China Resources Land, Ltd.	12,597,727	22,798,964
*China Resources Microelectronics, Ltd.	38,770,000	1,951,660
*China Shanshui Cement Group, Ltd.	1,842,000	1,441,145
#*China Shipping Container Lines Co., Ltd.	35,313,700	16,390,235
China Shipping Development Co., Ltd.	12,115,488	14,715,765
*China South City Holdings, Ltd.	54,000	10,225
China State Construction International Holdings, Ltd.	1,442,000	1,426,031
China Sunshine Paper Holdings Co., Ltd.	159,000	43,844
*China Travel International Investment Hong Kong, Ltd.	31,279,631	6,928,268
#China Unicom Hong Kong, Ltd.	2,354,000	3,926,262
#China Unicom Hong Kong, Ltd. ADR	5,943,985	97,837,993
*China Zenith Chemical Group, Ltd.	20,910,077	532,307
#*China Zhongwang Holdings, Ltd.	9,439,354	4,541,850
#*Chongqing Iron & Steel Co., Ltd.	4,876,000	1,307,668
Chongqing Machinery & Electric Co., Ltd.	6,266,000	2,134,302
*CIMC Enric Holdings, Ltd.	138,000	58,625
CITIC Pacific, Ltd.	10,736,000	29,034,056
#*CITIC Resources Holdings, Ltd.	27,078,000	5,671,294
*Clear Media, Ltd.	641,000	417,457
*Coastal Greenland, Ltd.	7,388,000	494,788
COSCO International Holdings, Ltd.	8,728,000	5,199,069
COSCO Pacific, Ltd.	17,800,187	33,297,844
#Coslight Technology International Group, Ltd.	892,000	510,041
Country Garden Holdings Co.	33,140,146	12,380,532
Dachan Food Asia, Ltd.	2,426,000	464,968
Dalian Port PDA Co., Ltd.	14,304,000	5,882,051
Dongyue Group	3,526,000	1,926,204
Dynasty Fine Wines Group, Ltd.	9,252,600	4,301,952
Embry Holdings, Ltd.	600,000	488,046
First Tractor Co., Ltd.	3,036,000	2,881,432
Fosun International, Ltd.	9,881,244	7,770,757
#Franshion Properties China, Ltd.	26,816,580	7,770,470
Fushan International Energy Group, Ltd.	16,838,000	11,423,199
*GCL Poly Energy Holdings, Ltd.	1,063,186	499,826
#*Global Bio-Chem Technology Group Co., Ltd.	34,338,360	5,579,191
*Global Sweeteners Holdings, Ltd.	1,944,350	365,519
Goldbond Group Holdings, Ltd.	2,960,000	156,199
#*Golden Meditech Holdings, Ltd.	5,952,000	1,118,813
Goldlion Holdings, Ltd.	986,000	419,275
#Great Wall Motor Co., Ltd.	8,887,500	14,096,695
#Great Wall Technology Co., Ltd.	5,094,035	2,563,881
Greentown China Holdings, Ltd.	5,575,852	6,391,534
#*Guangshen Railway Co., Ltd.	412,000	168,608
#Guangshen Railway Co., Ltd. Sponsored ADR	424,432	8,666,901
Guangzhou Automobile Group Co., Ltd.	27,145,572	35,055,328
#*Guangzhou Investment Co., Ltd.	65,610,170	15,988,773
Guangzhou Pharmaceutical Co., Ltd.	2,716,000	4,028,480
#Guangzhou R&F Properties Co., Ltd.	9,673,914	14,298,060
GZI Transportation, Ltd.	1,003	568
#Hainan Meilan International Airport Co., Ltd.	1,946,000	2,304,511
Haitian International Holdings, Ltd.	771,000	862,007
Harbin Power Equipment Co., Ltd.	9,165,474	11,588,656
#Heng Tai Consumables Group, Ltd.	26,590,998	4,009,224
#Hidili Industry International Development, Ltd.	7,007,000	6,028,015
#*HKC Holdings, Ltd.	22,759,878	1,276,912
#*Hong Kong Energy Holdings, Ltd.	235,959	16,111

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*Honghua Group, Ltd.	11,498,000	$1,553,232
#*Hopson Development Holdings, Ltd.	7,286,000	8,303,415
#Hua Han Bio-Pharmaceutical Holdings, Ltd.	6,467,420	2,084,520
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,438,000	3,327,324
Industrial & Commercial Bank of China, Ltd. Series H	22,286,243	16,679,291
*Inspur International, Ltd.	21,911,713	1,893,755
*Jingwei Textile Machinery Co., Ltd.	844,000	628,986
#Ju Teng International Holdings, Ltd.	8,608,249	4,028,395
*Kai Yuan Holdings, Ltd.	45,560,000	1,526,984
*Kasen International Holdings, Ltd.	1,906,000	359,893
Kingboard Chemical Holdings, Ltd.	5,585,371	31,898,105
Kingboard Laminates Holdings, Ltd.	1,694,000	1,681,615
*Kingway Brewery Holdings, Ltd.	1,950,000	472,217
KWG Property Holding, Ltd.	12,784,000	9,568,702
Lai Fung Holdings, Ltd.	18,746,280	820,408
#Lingbao Gold Co., Ltd.	1,846,000	1,427,998
Lonking Holdings, Ltd.	2,056,000	1,201,001
*Loudong General Nice Resources China Holdings, Ltd.	3,387,000	410,000
#Maanshan Iron & Steel Co., Ltd.	25,288,000	14,212,947
*Media China Corp, Ltd.	43,312,500	188,879
MIN XIN Holdings, Ltd.	1,350,000	669,302
#Mingyuan Medicare Development Co., Ltd.	3,031,900	386,805
*Minmetals Land, Ltd.	11,734,000	2,408,157
#*Minmetals Resources, Ltd.	6,136,000	4,165,769
Minth Group, Ltd.	4,000	6,078
*Nan Hai Corp, Ltd.	30,800,000	229,573
NetDragon Websoft, Inc.	1,419,500	670,476
New World China Land, Ltd.	13,124,400	5,346,974
#Nine Dragons Paper Holdings, Ltd.	4,053,000	5,765,059
#*Oriental Ginza Holdings, Ltd.	1,037,000	185,672
#*PetroAsian Energy Holdings, Ltd.	25,222,084	1,604,064
PetroChina Co., Ltd. ADR	32,000	4,456,640
*PICC Property & Casualty Co., Ltd.	238,000	298,713
#*Poly Hong Kong Investment, Ltd.	15,748,556	14,737,555
*Pou Sheng International Holdings, Ltd.	4,226,529	684,562
#Prosperity International Holdings HK, Ltd.	14,260,000	880,048
Qin Jia Yuan Media Services Co., Ltd.	3,337,450	636,084
Qingling Motors Co., Ltd. Series H	13,160,000	3,825,142
*Qunxing Paper Holdings Co., Ltd.	4,047,071	1,380,755
Regent Manner International, Ltd.	956,000	784,838
#REXLot Holdings, Ltd.	44,456,150	4,867,514
Samson Holding, Ltd.	5,587,452	1,223,170
*Semiconductor Manufacturing International Corp.	94,348,000	7,393,685
*Semiconductor Manufacturing International Corp. ADR	1,316,704	5,082,477
#Shandong Chenming Paper Holdings, Ltd. Series H	3,637,818	3,111,893
Shandong Molong Petroleum Machinery Co., Ltd.	205,013	269,045
*Shandong Xinhua Pharmaceutical Co., Ltd.	728,000	307,335
#Shanghai Forte Land Co., Ltd.	7,427,898	3,226,982
Shanghai Industrial Holdings, Ltd.	8,204,918	32,885,212
*Shanghai Industrial Urban Development Group, Ltd.	9,446,000	3,576,512
#Shanghai Jin Jiang International Hotels Group Co., Ltd.	11,832,000	2,819,967
Shanghai Prime Machinery Co., Ltd.	6,444,000	1,717,154
Shanghai Zendai Property, Ltd.	18,545,000	691,209
Shenzhen International Holdings, Ltd.	56,590,000	5,029,827
Shenzhen Investment, Ltd.	20,784,000	7,380,500
#Shimao Property Holdings, Ltd.	16,589,035	25,331,971
Shougang Concord Century Holdings, Ltd.	7,582,299	801,218
#*Shougang Concord International Enterprises Co., Ltd.	58,024,208	8,617,176
#Shui On Land, Ltd.	27,575,614	13,233,566
Silver Grant International Industries, Ltd.	12,648,000	4,286,882
#SIM Technology Group, Ltd.	9,526,000	1,897,348

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Sino Prosper State Gold Resources Holdings, Ltd.	2,200,000	$112,456
#*Sino Union Energy Investment Group, Ltd.	27,720,000	2,284,531
SinoCom Software Group, Ltd.	1,602,000	179,399
#*Sinofert Holdings, Ltd.	14,070,000	7,867,021
Sinolink Worldwide Holdings, Ltd.	13,574,508	1,991,683
SinoMedia Holding, Ltd.	1,928,139	666,214
#Sino-Ocean Land Holdings, Ltd.	31,037,877	20,672,011
Sinopec Kantons Holdings, Ltd.	9,132,300	5,694,564
#Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	16,487	1,002,245
#Sinotrans Shipping, Ltd.	10,310,416	3,803,919
Sinotrans, Ltd.	27,040,000	7,316,078
#Sinotruk Hong Kong, Ltd.	7,243,835	6,750,877
Skyworth Digital Holdings, Ltd.	12,426,984	7,787,615
#Soho China, Ltd.	20,300,305	16,079,094
#*Solargiga Energy Holdings, Ltd.	1,990,486	463,323
#SPG Land Holdings, Ltd.	2,954,575	1,604,036
#SRE Group, Ltd.	26,578,000	2,674,637
Sunny Optical Technology Group Co., Ltd.	2,100,000	620,403
Tak Sing Alliance Holdings, Ltd.	4,114,391	534,880
TCC International Holdings, Ltd.	2,572,875	991,965
#TCL Multimedia Technology Holdings, Ltd.	6,308,200	2,512,083
Tian An China Investments Co., Ltd.	7,489,000	5,196,419
Tiangong International Co., Ltd.	1,163,000	766,502
#*Tianneng Power International, Ltd.	6,614,280	2,877,565
#Tomson Group, Ltd.	2,739,206	1,133,752
TPV Technology, Ltd.	2,384,496	1,492,754
Travelsky Technology, Ltd.	8,035,000	8,126,354
Truly International Holdings, Ltd.	10,997,500	2,905,716
#*Uni-President China Holdings, Ltd.	405,000	229,096
*United Energy Group, Ltd.	64,000	11,806
#*Wasion Group Holdings, Ltd.	1,026,000	540,421
#Weiqiao Textile Co., Ltd.	4,585,000	4,306,347
Wuyi International Pharmaceutical Co., Ltd.	5,257,500	439,531
Xiamen International Port Co., Ltd.	8,568,000	1,808,765
Xingda International Holdings, Ltd.	4,197,000	4,150,339
#Xinhua Winshare Publishing & Media Co., Ltd.	3,754,000	2,241,479
#Xinjiang Xinxin Mining Industry Co., Ltd.	6,476,000	4,087,914
#Xiwang Sugar Holdings Co., Ltd.	6,188,736	1,761,533
Yanzhou Coal Mining Co., Ltd. Sponsored ADR	125,404	3,659,289
#Yip’s Chemical Holdings, Ltd.	726,000	874,203
#*Zhejiang Glass Co., Ltd.	437,000	139,003
#*Zhong An Real Estate, Ltd.	4,127,800	961,471

TOTAL CHINA		1,944,893,616

CZECH REPUBLIC — (0.3%)
#*Central European Media Enterprises, Ltd.	299,842	5,501,156
CEZ A.S.	738	34,801
Pegas Nonwovens SA	127,862	3,237,274
Telefonica 02 Czech Republic A.S.	869,464	19,856,551
*Unipetrol A.S.	1,411,781	14,702,628

TOTAL CZECH REPUBLIC		43,332,410

HUNGARY — (0.9%)
*Danubius Hotel & Spa NYRT	136,180	2,738,642
Egis Gyogyszergyar NYRT	55,527	5,986,876
*Fotex Holding SE Co., Ltd.	913,849	1,771,201
*MOL Hungarian Oil & Gas P.L.C.	371,643	41,658,789
#*OTP Bank P.L.C.	2,633,742	73,600,006
*PannErgy P.L.C.	200,940	908,006

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
HUNGARY — (Continued)
*Tisza Chemical Group P.L.C.	237,913	$4,059,356

TOTAL HUNGARY		130,722,876

INDIA — (8.8%)
3i Infotech, Ltd.	713,804	772,414
Aban Offshore, Ltd.	136,672	2,002,953
ABG Shipyard, Ltd.	244,227	1,860,747
ACC, Ltd.	8,174	176,502
*Adhunik Metaliks, Ltd.	85,376	168,080
Aditya Birla Nuvo, Ltd.	354,483	5,829,198
Ajmera Realty & Infra India, Ltd.	70,083	262,373
Akzo Nobel India, Ltd.	50,729	791,770
Alembic, Ltd.	619,600	925,676
Allahabad Bank, Ltd.	1,091,889	4,844,888
Alok Industries, Ltd.	3,717,329	2,115,638
Amara Raja Batteries, Ltd.	19,579	72,556
Ambuja Cements, Ltd.	5,354,209	14,817,408
Amtek Auto, Ltd.	789,486	2,077,118
Anant Raj Industries, Ltd.	770,220	1,694,996
Andhra Bank	1,230,716	3,743,404
Ansal Properties & Infrastructure, Ltd.	745,994	686,660
Apollo Hospitals Enterprise, Ltd.	367,830	3,939,372
Apollo Tyres, Ltd.	1,676,970	1,886,386
*Arvind Mills, Ltd.	1,526,154	2,146,179
*Ashapura Minechem, Ltd.	1,026	741
Ashok Leyland, Ltd.	6,240,668	8,050,094
Asian Hotels East, Ltd.	1,050	7,399
Asian Hotels, Ltd.	1,050	5,416
Aurobindo Pharma, Ltd.	11,802	305,839
Axis Bank, Ltd.	1,080,231	29,446,560
Bajaj Finance, Ltd.	93,720	1,229,375
Bajaj Hindusthan, Ltd.	838,582	1,506,636
Bajaj Holdings & Investment, Ltd.	309,799	4,923,442
Balkrishna Industries, Ltd.	22,245	60,569
Ballarpur Industries, Ltd.	3,342,396	2,298,666
Balmer Lawrie & Co., Ltd.	52,331	608,468
Balrampur Chini Mills, Ltd.	1,820,136	2,812,657
Bank of Baroda	797,959	15,140,815
*Bank of India	1,492,091	14,336,114
Bank of Maharashtra, Ltd.	1,229,116	1,584,291
*BASF India, Ltd.	1,928	24,149
BEML, Ltd.	133,202	2,512,144
Bengal & Assam Co., Ltd.	9,237	55,897
Bharati Shipyard, Ltd.	121,293	436,897
Bhushan Steel, Ltd.	945,780	8,204,994
Binani Cement, Ltd.	53,117	105,674
*Binani Industries, Ltd.	10,144	49,199
Birla Corp., Ltd.	117,478	823,714
Bl Kashyap & Sons, Ltd.	248,676	140,952
Bombay Rayon Fashions, Ltd.	393,115	2,023,950
Brigade Enterprises, Ltd.	22,619	45,929
*Cairn India, Ltd.	3,309,459	23,740,881
*Canara Bank	1,266,616	16,666,797
Central Bank of India	1,023,602	3,841,410
Century Enka, Ltd.	1,913	7,522
Century Textiles & Industries, Ltd.	152,552	1,098,773
Chambal Fertilizers & Chemicals, Ltd.	1,344,619	2,115,016
City Union Bank, Ltd.	1,222,291	1,125,222
Coromandel International, Ltd.	212,962	1,074,663
Corp. Bank	120,084	1,511,908
*Cranes Software International, Ltd.	127,339	13,315

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Dalmia Bharat Enterprises, Ltd.	159,852	$711,865
Dalmia Cement (Bharat), Ltd.	130,837	80,033
DCM Shriram Consolidated, Ltd.	271,706	265,225
Deepak Fertilizers & Petrochemicals Corp., Ltd.	424,886	1,475,535
Dena Bank	99,442	227,866
*Development Credit Bank, Ltd.	1,868,686	1,947,541
Dhanalakshmi Bank, Ltd.	89,845	186,667
Dishman Pharmaceuticals & Chemicals, Ltd.	111,912	326,481
DLF, Ltd.	3,333,149	16,325,870
Dredging Corp. of India, Ltd.	73,436	623,527
E.I.D. - Parry (India), Ltd.	714,424	3,490,864
Edelweiss Capital, Ltd.	816,890	725,393
Eicher Motors, Ltd.	46,001	1,040,133
EIH, Ltd.	600,040	1,390,293
Elder Pharmaceuticals, Ltd.	97,715	802,164
Electrosteel Casings, Ltd.	714,533	545,591
Elgi Equipments, Ltd.	49,490	89,200
Escorts, Ltd.	1,272,669	3,666,255
*Ess Dee Aluminium, Ltd.	2,372	21,245
*Essar Shipping Ports & Logistics, Ltd.	814,167	1,763,776
Essel Propack, Ltd.	633,193	673,397
Everest Kanto Cylinder, Ltd.	453,796	787,931
FAG Bearings (India), Ltd.	500	8,805
FDC, Ltd.	179,858	396,397
Federal Bank, Ltd.	1,487,799	11,828,060
Financial Technologies (India), Ltd.	76,742	1,194,269
Finolex Cables, Ltd.	583,005	611,521
Finolex Industries, Ltd.	695,629	1,316,872
*Firstsource Solutions, Ltd.	462,206	199,547
*Fortis Healthcare, Ltd.	305,567	865,850
*Future Capital Holdings, Ltd.	6,044	20,629
GAIL India, Ltd.	700,109	7,203,138
Gammon India, Ltd.	405,301	1,250,294
*Ganesh Housing Corp., Ltd.	1,552	5,340
Gateway Distriparks, Ltd.	236,888	550,831
Geodesic, Ltd.	441,579	773,339
*Geojit BNP Paribas Financial Services, Ltd.	77,686	44,063
*GIC Housing Finance, Ltd.	62,647	146,847
Gitanjali Gems, Ltd.	513,757	2,249,514
Godawari Power & Ispat, Ltd.	51,305	187,384
Godfrey Phillips India, Ltd.	784	33,693
*Goetze (India), Ltd.	9,195	31,722
Graphite India, Ltd.	424,678	880,114
Grasim Industries, Ltd.	15,142	751,199
Great Eastern Shipping Co., Ltd.	942,893	6,311,277
Great Offshore, Ltd.	154,922	1,014,838
*GTL Infrastructure, Ltd.	691,128	608,606
GTL, Ltd.	350,140	3,168,218
Gujarat Alkalies & Chemicals, Ltd.	421,803	1,133,422
Gujarat Fluorochemicals, Ltd.	222,534	1,259,332
Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,559,415
Gujarat State Fertilizers & Chemicals, Ltd.	445,889	3,286,633
Gulf Oil Corp., Ltd.	194,724	368,733
H.E.G., Ltd.	136,218	605,545
HBL Power Systems, Ltd.	474,970	230,305
HCL Infosystems, Ltd.	598,810	1,423,740
HCL Technologies, Ltd.	224,791	2,425,869
*HeidelbergCement India, Ltd.	596,458	462,103
Hexaware Technologies, Ltd.	1,423,689	3,503,731
Hikal, Ltd.	4,933	34,961
*Hindalco Industries, Ltd.	13,050,819	65,597,389

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Hinduja Global Solutions, Ltd.	65,909	$503,452
Hinduja Ventures, Ltd.	68,545	471,238
Hindustan Construction Co., Ltd.	1,327,794	1,070,725
Hotel Leelaventure, Ltd.	1,357,335	1,189,760
*Housing Development & Infrastructure, Ltd.	1,824,827	5,256,550
*HSIL, Ltd.	25,312	71,154
*ICICI Bank, Ltd.	111,742	2,501,828
ICICI Bank, Ltd. Sponsored ADR	3,332,795	144,443,335
ICSA (India), Ltd.	347,186	914,072
IDBI Bank, Ltd.	2,354,413	7,275,541
*Idea Cellular, Ltd.	5,819,608	8,855,124
IFCI, Ltd.	5,616,930	6,537,271
India Cements, Ltd.	2,016,703	4,353,353
India Infoline, Ltd.	1,801,081	2,992,949
Indiabulls Financial Services, Ltd.	1,877,333	6,452,040
*Indiabulls Real Estate, Ltd.	4,078,238	10,759,697
Indiabulls Securities, Ltd.	6,234	2,627
*Indian Bank	856,433	3,936,548
Indian Hotels Co., Ltd.	3,531,468	6,924,030
Indian Overseas Bank	1,372,975	3,910,912
*Indo Rama Synthetics (India), Ltd.	202,314	282,501
*IndusInd Bank, Ltd.	1,092,668	5,356,741
INEIS ABS India, Ltd.	28,114	230,539
Infotech Enterprises, Ltd.	21,152	76,458
Infrastructure Development Finance Co., Ltd.	5,751,429	18,590,763
ING Vysya Bank, Ltd.	289,910	1,932,672
Ingersoll-Rand India, Ltd.	24,852	232,925
Ipca Laboratories, Ltd.	251,146	1,652,302
ISMT, Ltd.	365,322	423,334
*Ispat Industries, Ltd.	4,828,018	2,587,366
*IVRCL Assets & Holdings, Ltd.	89,922	110,066
IVRCL Infrastructures & Projects, Ltd.	2,864,100	5,040,053
J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	971,074
*Jai Balaji Industries, Ltd.	22,991	101,100
*Jaiprakash Associates, Ltd.	3,592,212	6,562,915
Jammu & Kashmir Bank, Ltd.	249,037	4,018,330
JBF Industries, Ltd.	96,294	358,651
*Jet Airways (India), Ltd.	244,572	2,977,737
Jindal Poly Films, Ltd.	127,847	1,179,703
Jindal Saw, Ltd.	1,180,076	5,406,284
*Jindal South West Holdings, Ltd.	2,854	63,719
JK Cement, Ltd.	87,998	242,895
JK Lakshmi Cement, Ltd.	290,053	299,481
JK Tyre & Industries, Ltd.	158,673	355,637
JM Financial, Ltd.	1,129,785	638,597
*JSL Stainless, Ltd.	729,470	1,474,051
*JSW Energy, Ltd.	416,901	739,954
JSW Steel, Ltd.	1,091,845	21,644,507
*Jubilant Industries, Ltd.	12,131	17,175
Jubilant Organosys, Ltd.	277,655	1,365,225
*Jyoti Structures, Ltd.	47,170	113,722
K.S.B. Pumps, Ltd.	3,791	39,085
Kalpataru Power Transmission, Ltd.	22,769	69,640
*Kalyani Investment Co., Ltd.	8,518	165,907
Kalyani Steels, Ltd.	85,188	161,910
Karnataka Bank, Ltd.	1,021,708	2,981,811
Karur Vysya Bank, Ltd.	210,199	2,326,002
Karuturi Global, Ltd.	851,209	354,092
Kesoram Industries, Ltd.	220,086	1,015,149
*Kiri Dyes & Chemicals, Ltd.	37,201	265,937
Kirloskar Industries, Ltd.	8,838	73,298

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Kirloskar Oil Engines, Ltd.	328,770	$1,131,467
Koutons Retail India, Ltd.	2,849	2,259
*KRBL, Ltd.	77,904	55,929
KS Oils, Ltd.	1,831,255	1,548,415
Lakshmi Machine Works, Ltd.	4,697	221,129
Lakshmi Vilas Bank, Ltd.	331,345	737,070
*Landmark Property Development Co., Ltd.	201,134	15,332
*LIC Housing Finance, Ltd.	1,589,690	6,253,637
Madhucon Projects, Ltd.	183,396	349,550
Madras Cements, Ltd.	454,723	933,375
*Mahanagar Telephone Nigam, Ltd.	273,150	285,693
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	214,533
Maharashtra Scooters, Ltd.	4,450	35,597
Maharashtra Seamless, Ltd.	160,041	1,210,522
Mahindra & Mahindra Financial Services, Ltd.	34,564	523,950
Mahindra & Mahindra, Ltd.	1,172,012	18,219,620
Mahindra Lifespace Developers, Ltd.	135,781	949,018
Manaksia, Ltd.	147,412	241,315
Maruti Suzuki India, Ltd.	262,121	7,186,958
Mastek, Ltd.	83,250	302,342
McLeod Russel India, Ltd.	637,181	2,794,649
Mercator Lines, Ltd.	2,223,130	2,183,664
Merck, Ltd.	29,241	419,696
Monnet Ispat, Ltd.	136,491	1,766,979
Moser Baer (India), Ltd.	1,473,835	1,645,700
MRF, Ltd.	17,453	2,308,925
Mukand, Ltd.	258,286	284,155
Nagarjuna Construction Co., Ltd.	1,407,751	3,457,670
Nagarjuna Fertilizers & Chemicals, Ltd.	1,893,177	1,161,475
Nahar Capital & Financial Services, Ltd.	18,955	31,239
Nahar Spinning Mills, Ltd.	6,026	15,087
National Aluminium Co., Ltd.	154,821	1,333,023
Nava Bharat Ventures, Ltd.	19,160	120,601
Navneet Publications India, Ltd.	25,344	33,504
NIIT Technologies, Ltd.	345,417	1,499,107
NIIT, Ltd.	1,099,174	1,297,050
Nirma, Ltd.	381,739	2,107,295
NOCIL, Ltd.	602,199	223,652
Noida Toll Bridge Co., Ltd.	880,231	511,439
OCL India, Ltd.	84,049	181,033
*OMAXE, Ltd.	391,067	1,146,942
*OnMobile Global, Ltd.	85,687	455,052
*Orbit Corp., Ltd.	745,164	985,193
Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,861,995
Orient Paper & Industries, Ltd.	333,560	356,507
Oriental Bank of Commerce	503,129	3,636,864
Panacea Biotec, Ltd.	73,892	315,064
*Parsvnath Developers, Ltd.	1,159,300	1,188,086
Patel Engineering, Ltd.	157,434	799,207
Patni Computer Systems, Ltd.	750,275	7,671,197
#Patni Computer Systems, Ltd. ADR	55,441	1,110,483
Peninsula Land, Ltd.	221,198	292,773
Petronet LNG, Ltd.	2,943,666	8,278,732
Piramal Healthcare, Ltd.	262,171	2,516,727
Plethico Pharmaceuticals, Ltd.	35,765	282,215
Polaris Software Lab, Ltd.	396,842	1,449,290
Polyplex Corp., Ltd.	97,888	608,973
Power Finance Corp, Ltd.	129,000	692,979
*Prakash Industries, Ltd.	131,968	271,673
Prism Cement, Ltd.	487,572	509,335
Provogue India, Ltd.	119,777	119,904

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
PSL, Ltd.	113,833	$195,339
PTC India, Ltd.	2,003,406	4,485,399
Punj Lloyd, Ltd.	1,229,016	2,540,416
Rain Commodities, Ltd.	216,887	802,174
Rajesh Exports, Ltd.	489,295	1,437,072
*Ranbaxy Laboratories, Ltd.	719,916	8,581,409
*Raymond, Ltd.	340,181	2,357,117
REI Agro, Ltd.	3,175,410	1,871,312
Rei Six Ten Retail, Ltd.	439,400	568,083
*Reliance Broadcast Network, Ltd.	20,606	32,741
Reliance Capital, Ltd.	988,201	11,358,656
Reliance Communications, Ltd.	5,398,403	14,455,752
Reliance Industries, Ltd.	9,491,444	190,358,773
*Reliance MediaWorks, Ltd.	109,133	392,650
*Reliance Power, Ltd.	5,484,714	16,202,027
*Resurgere Mines & Minerals India, Ltd.	4,231,830	95,341
Rolta India, Ltd.	1,402,924	4,126,609
Ruchi Soya Industries, Ltd.	1,329,466	3,124,435
*Rural Electrification Corp, Ltd.	897,917	4,788,739
*S.Kumars Nationwide, Ltd.	1,242,979	1,788,685
Sanghvi Movers, Ltd.	6,290	19,990
SEAMEC, Ltd.	44,396	114,780
Sesa Goa, Ltd.	159,932	1,142,182
Shipping Corp. of India, Ltd.	171,233	427,918
Shiv-Vani Oil & Gas Exploration Services, Ltd.	115,578	730,015
Simplex Infrastructures, Ltd.	1,570	11,983
SKF India, Ltd.	15,701	177,943
Sobha Developers, Ltd.	183,826	1,049,244
Sona Koyo Steering Systems, Ltd.	64,698	23,989
South Indian Bank, Ltd.	7,972,547	3,481,202
SPML Infra, Ltd.	372	1,587
SREI Infrastructure Finance, Ltd.	818,844	1,434,190
SRF, Ltd.	266,306	1,928,271
*State Bank of Bikaner & Jaipur	683	8,080
*State Bank of India	612,959	35,425,474
*State Bank of India Sponsored GDR	5,732	674,546
*Steel Authority of India, Ltd.	3,423,147	12,068,909
Sterling Biotech, Ltd.	643,372	1,417,283
#Sterlite Industries (India), Ltd. ADR	1,641,061	23,713,331
Sterlite Industries (India), Ltd. Series A	5,746,256	20,652,570
Sterlite Technologies, Ltd.	447,261	527,628
Strides Arcolab, Ltd.	64,603	585,588
Sundaram Finance, Ltd.	4,276	47,496
Sundram Fastners, Ltd.	55,097	62,866
*Suzlon Energy, Ltd.	4,259,821	4,577,667
Syndicate Bank	1,449,584	3,375,110
Tamilnadu Newsprint & Papers, Ltd.	55,083	161,803
Tanla Solutions, Ltd.	363,600	145,804
Tata Chemicals, Ltd.	926,731	7,100,934
*Tata Communications, Ltd. ADR	22,320	226,994
Tata Investment Corp., Ltd.	59,975	692,076
Tata Steel, Ltd.	3,038,656	42,334,208
Tata Tea, Ltd.	3,716,542	8,069,427
*TCI Developers	3,427	15,678
*Teledata Marine Solutions, Ltd.	267,258	199,381
Time Technoplast, Ltd.	498,379	523,438
Titagarh Wagons, Ltd.	80,674	774,522
Transport Corp of India, Ltd.	68,548	164,024
Trent, Ltd.	14,497	267,809
*Trent, Ltd. Series A	3,220	56,110
*Trent, Ltd. Series B	3,220	49,236

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Triveni Engineering & Industries, Ltd.	240,000	$482,284
Tube Investments of India	642,055	2,021,830
TVS Motor Co., Ltd.	1,308	1,557
UCO Bank	1,406,710	3,325,866
Uflex, Ltd.	394,208	1,348,747
Unichem Laboratories, Ltd.	199,000	865,646
Union Bank of India	797,003	5,775,045
Unitech, Ltd.	8,299,857	8,760,308
United Phosphorus, Ltd.	530,310	1,580,930
Unity Infraprojects, Ltd.	214,696	383,069
Usha Martin, Ltd.	1,181,750	1,392,167
*UTV Software Communications, Ltd.	11,056	115,541
Vardhman Textiles, Ltd.	98,045	606,491
Varun Shipping Co., Ltd.	333,864	208,600
Videocon Industries, Ltd.	782,287	3,566,083
*Videsh Sanchar Nigam, Ltd.	738,144	3,765,194
Vijaya Bank	1,100,097	2,177,469
*Voltamp Transformers, Ltd.	10,555	156,843
*Walchandnagar Industries, Ltd.	109,118	314,535
Welspun Corp., Ltd.	206,876	685,689
*Wockhardt, Ltd.	161,376	1,316,535
*Yes Bank, Ltd.	386,982	2,226,355
Zee Entertainment Enterprises, Ltd.	2,376,542	5,968,389
*Zee Learn, Ltd.	297,068	148,178
Zuari Industries, Ltd.	127,958	1,647,710
Zylog Systems, Ltd.	26,158	222,047

TOTAL INDIA		1,262,812,285

INDONESIA — (2.8%)
*PT Adhi Karya Tbk	1,583,500	139,016
*PT Agis Tbk	2,012,000	29,087
PT AKR Corporindo Tbk	20,492,400	3,271,685
PT Aneka Tambang Tbk	52,723,000	12,798,093
PT Asahimas Flat Glass Tbk	5,277,000	2,685,797
PT Astra International Tbk	586,696	3,194,531
*PT Bakrie & Brothers Tbk	910,038,250	6,484,319
PT Bakrie Sumatera Plantations Tbk	107,487,500	4,089,717
*PT Bakrie Telecom Tbk	279,478,500	6,855,911
PT Bakrieland Development Tbk	378,287,020	5,484,823
PT Bank Bukopin Tbk	24,796,000	1,650,227
PT Bank Danamon Indonesia Tbk	13,569,803	8,969,824
PT Bank Mandiri Tbk	16,105,000	10,678,806
*PT Bank Negara Indonesia Persero Tbk	65,975,417	23,640,903
*PT Bank Pan Indonesia Tbk	123,664,326	14,823,222
*PT Bank Permata Tbk	297,000	54,739
*PT Barito Pacific Tbk	10,551,500	1,182,768
*PT Berlian Laju Tanker Tbk	128,161,466	5,059,191
*PT Bhakti Investama Tbk	242,272,700	4,555,287
PT Budi Acid Jaya Tbk	14,289,000	346,547
PT Bumi Resources Tbk	280,320,500	85,313,840
*PT Central Proteinaprima Tbk	178,071,500	1,043,080
PT Charoen Pokphand Indonesia Tbk	93,498,330	15,497,653
*PT Ciputra Development Tbk	83,963,500	2,854,150
*PT Ciputra Surya Tbk	17,718,000	1,103,803
PT Clipan Finance Indonesia Tbk	4,065,000	249,073
*PT Darma Henwa Tbk	137,802,300	940,819
*PT Davomas Adabi Tbk	139,739,500	1,007,397
PT Dynaplast Tbk	3,040,000	1,175,950
PT Elnusa Tbk	32,023,000	1,070,021
*PT Energi Mega Persada Tbk	341,259,782	4,083,302
PT Ever Shine Textile Tbk	19,342,215	213,773

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Gajah Tunggal Tbk	12,620,500	$3,201,359
PT Global Mediacom Tbk	95,929,500	7,663,999
PT Gozco Plantations Tbk	19,932,500	898,679
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	27,390,801
*PT Hero Supermarket Tbk	220,000	104,553
*PT Indah Kiat Pulp & Paper Corp. Tbk	28,434,500	4,986,628
*PT Indika Energy Tbk	16,849,000	7,647,972
PT Indofood Sukses Makmur Tbk	25,844,500	13,487,835
PT International Nickel Indonesia Tbk	39,701,500	20,380,320
*PT Intiland Development Tbk	2,521,000	90,924
PT Japfa Comfeed Indonesia Tbk	4,039,000	1,358,140
PT Jaya Real Property Tbk	25,528,000	3,470,318
*PT Kawasan Industri Jababeka Tbk	183,569,000	2,127,632
PT Lautan Luas Tbk	2,102,000	175,626
PT Lippo Karawaci Tbk	237,688,437	14,996,124
PT Matahari Putra Prima Tbk	35,387,900	6,558,575
PT Mayorah Indah Tbk	8,757,572	9,823,406
PT Medco Energi Internasional Tbk	27,371,500	9,843,075
PT Media Nusantara Citra Tbk	13,040,500	1,293,114
*PT Mitra Adiperkasa Tbk	2,494,500	594,353
*PT Mitra International Resources Tbk	40,757,660	1,088,686
*PT Pabrik Kertas Tjiwi Kimia Tbk	87,000	27,809
*PT Panasia Indosyntec Tbk	403,200	11,141
*PT Panin Financial Tbk	183,439,000	3,791,538
*PT Panin Insurance Tbk	30,688,500	1,627,681
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	4,726,500	6,215,837
PT Ramayana Lestari Sentosa Tbk	13,780,000	1,101,561
PT Sampoerna Agro Tbk	5,102,000	1,618,762
*PT Samudera Indonesia Tbk	415,500	181,453
PT Selamat Sempurna Tbk	15,274,000	1,797,223
*PT Sentul City Tbk	123,241,000	1,355,983
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	4,454,471
PT Sorini Agro Asia Corporindo Tbk	7,837,000	2,959,566
PT Summarecon Agung Tbk	43,122,357	4,177,017
*PT Sunson Textile Manufacturer Tbk	6,012,000	152,825
*PT Surya Dumai Industri Tbk	5,145,000	—
PT Surya Toto Indonesia Tbk	46,400	183,077
*PT Suryainti Permata Tbk	17,378,000	170,937
*PT Tiga Pilar Sejahtera Food Tbk	899,500	71,712
PT Tigaraksa Satria Tbk	165,200	10,955
PT Timah Tbk	10,848,000	3,331,717
PT Trimegah Sec Tbk	34,298,000	373,280
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	895,576
PT Tunas Baru Lampung Tbk	927,500	43,406
PT Tunas Ridean Tbk	42,848,500	2,851,174
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	1,478,703
PT Unggul Indah Cahaya Tbk	371,435	72,251
PT Wijaya Karya Tbk	16,770,000	1,140,713

TOTAL INDONESIA		407,825,841

ISRAEL — (0.0%)
*Bank of Jerusalem, Ltd.	18,882	33,772
Delta-Galil Industries, Ltd.	—	4
*Electra Real Estate, Ltd.	—	—
*Elron Electronic Industries, Ltd.	1	3
*Feuchtwanger Investments, Ltd.	10,500	34
*Formula Systems, Ltd.	—	—
*Formula Vision Technologies, Ltd.	—	—
*Israel Steel Mills, Ltd.	97,000	1,020
*Kardan Israel, Ltd.	—	1

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Knafaim Arkia Holdings, Ltd.	73,075	$436,409
Koor Industries, Ltd.	1	21
*Liberty Properties, Ltd.	2,533	28,862
*Makhteshim-Agan Industries, Ltd.	1	3
*Mivtach Shamir Holdings, Ltd.	41,934	1,276,191
*Naphtha Israel Petroleum Corp., Ltd.	—	1
Scailex Corp, Ltd.	14,263	292,123

TOTAL ISRAEL		2,068,444

MALAYSIA — (3.3%)
*A&M Realty Berhad	603,400	103,922
*Adventa Berhad	96,000	81,617
Affin Holdings Berhad	9,611,900	11,275,557
*Airasia Berhad	11,014,200	9,946,277
*Alam Maritim Resources Berhad	887,100	333,378
Alliance Financial Group Berhad	11,988,000	12,488,270
*Amcorp Properties Berhad	927,567	127,832
AMMB Holdings Berhad	21,831,262	47,424,052
Ann Joo Resources Berhad	2,857,200	2,733,335
APM Automotive Holdings Berhad	1,178,000	2,012,337
Apollo Food Holdings Berhad	109,000	106,916
*Asas Dunia Berhad	252,800	76,609
*Asia Pacific Land Berhad	5,644,300	787,650
*Axiata Group Berhad	1,074,850	1,692,858
Bandar Raya Developments Berhad	4,102,200	2,998,472
Batu Kawan Berhad	2,242,250	12,020,674
Berjaya Assets Berhad	37,100	9,878
Berjaya Corp. Berhad	23,239,780	8,316,614
Berjaya Land Berhad	13,220,000	5,138,194
*Berjaya Media Berhad	299,800	49,091
*Berjaya Retail Berhad	1,775,788	260,469
Bimb Holdings Berhad	2,192,800	1,010,986
Bina Darulaman Berhad	57,800	22,763
Bolton Berhad	1,277,400	531,030
Boustead Holdings Berhad	4,738,580	8,674,669
Cahya Mata Sarawak Berhad	1,786,600	1,593,888
Chemical Co. of Malaysia Berhad	311,000	182,109
Chin Teck Plantations Berhad	304,700	859,390
*Coastal Contracts Berhad	275,100	214,433
CSC Steel Holdings Berhad	1,761,700	991,855
Cycle & Carriage Bintang Berhad	241,300	351,739
*Datuk Keramik Holdings Berhad	127,000	—
Dijaya Corp. Berhad	714,500	261,722
DRB-Hicom Berhad	9,932,000	6,184,307
Eastern & Oriental Berhad	8,512,115	3,355,800
Eastern Pacific Industrial Corp. Berhad	497,700	387,523
ECM Libra Avenue Berhad	7,178,982	1,838,048
*EON Capital Berhad	3,626,007	8,285,357
Esso Malaysia Berhad	968,200	982,178
Evergreen Fibreboard Berhad	1,250,100	577,909
*Faber Group Berhad	68,600	46,615
Far East Holdings Berhad	388,800	963,937
*Fountain View Development Berhad	2,573,200	—
Genting Malaysia Berhad	2,034,300	2,224,075
Genting Plantations Berhad	356,800	987,622
Glomac Berhad	1,706,800	1,010,848
*Gold Is Berhad	3,016,125	1,325,456
*Green Packet Berhad	680,100	168,486
GuocoLand (Malaysia) Berhad	844,200	401,749
Hap Seng Consolidated Berhad	2,383,000	5,064,938
Hap Seng Plantations Holdings Berhad	1,908,900	1,994,978

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Hong Leong Financial Group Berhad	1,813,451	$5,210,905
Hong Leong Industries Berhad	1,225,800	2,135,716
Hubline Berhad	5,998,300	371,782
Hunza Properties Berhad	1,033,300	575,255
Hwang-DBS (Malaysia) Berhad	908,700	772,674
IGB Corp. Berhad	11,559,000	8,028,164
IJM Corp. Berhad	15,038,680	32,186,350
IJM Land Berhad	3,923,300	3,679,875
*Insas Berhad	4,573,808	824,855
*Integrax Berhad	639,200	332,645
*Jaks Resources Berhad	3,438,000	826,904
Jaya Tiasa Holdings Berhad	1,192,135	1,884,375
Jerneh Asia Berhad	726,820	709,440
K & N Kenanga Holdings Berhad	2,220,800	574,778
*Karambunai Corp. Berhad	10,874,500	762,434
Keck Seng (Malaysia) Berhad	1,671,800	3,547,587
Kian Joo Can Factory Berhad	3,601,580	1,976,718
*KIG Glass Industrial Berhad	260,000	2,548
Kim Loong Resources Berhad	324,800	253,726
Kinsteel Berhad	7,509,500	2,302,092
KLCC Property Holdings Berhad	6,585,600	7,315,641
*KNM Group Berhad	5,768,425	5,292,058
*Knusford Berhad	73,800	40,749
KPJ Healthcare Berhad	338,550	417,152
KrisAssets Holdings Berhad	250,377	312,479
KSL Holdings Berhad	352,566	216,199
Kub Malaysia Berhad	5,214,000	1,321,806
Kulim Malaysia Berhad	2,425,825	10,300,573
*Kumpulan Fima Berhad	684,800	384,122
*Kumpulan Hartanah Selangor Berhad	277,000	38,111
Kumpulan Perangsang Selangor Berhad	1,435,900	625,708
Kwantas Corp. Berhad	246,000	148,117
Landmarks Berhad	4,118,808	2,126,639
Leader Universal Holdings Berhad	5,376,733	1,570,949
*Lingui Development Berhad	52,700	22,456
*Lion Corp. Berhad	7,984,307	877,343
Lion Diversified Holdings Berhad	5,448,100	921,125
Lion Forest Industries Berhad	199,300	122,457
Lion Industries Corp. Berhad	7,446,081	4,887,150
*Mah Sing Group Berhad	50,200	39,042
*Malayan United Industries Berhad (6556756)	1,526,067	117,680
*Malayan United Industries Berhad (B4TWFT8)	200,244	11,773
Malaysia Airports Holdings Berhad	161,600	323,885
Malaysia Building Society Berhad	815,000	400,867
Malaysian Bulk Carriers Berhad	1,362,125	1,226,173
Malaysian Resources Corp. Berhad	75,000	54,165
MBM Resources Berhad	667,333	693,743
Mega First Corp. Berhad	1,101,700	619,367
*Merge Housing Berhad	24,062	3,885
Metro Kajang Holdings Berhad	697,099	416,664
*Metroplex Berhad	817,000	—
MISC Berhad	903,990	2,459,717
*MK Land Holdings Berhad	10,344,500	1,343,986
MMC Corp. Berhad	10,879,779	10,102,011
*MNRB Holdings Berhad	1,150,800	1,043,492
Muhibbah Engineering Berhad	4,845,400	2,737,287
MUI Properties Berhad	139,700	7,153
*Mulpha International Berhad	31,821,100	5,882,678
MWE Holdings Berhad	270,000	105,505
Naim Holdings Berhad	1,203,900	1,382,530
NCB Holdings Berhad	2,447,800	3,000,089

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Negri Sembilan Oil Palms Berhad	167,600	$287,594
NV Multi Corp. Berhad	165,700	15,837
Oriental Holdings Berhad	3,653,779	6,403,950
Oriental Interest Berhad	139,100	59,286
OSK Holdings Berhad	6,549,647	3,784,858
*OSK Ventures International Berhad	644,797	84,597
P.I.E. Industrial Berhad	323,600	420,281
*Pacific & Orient Berhad	283,730	82,666
Panasonic Manufacturing Malaysia Berhad	383,380	2,290,832
*Paracorp Berhad	252,000	823
Paramount Corp. Berhad	241,200	361,625
PBA Holdings Berhad	1,502,500	441,552
Pelikan International Corp. Berhad	4,130,320	1,738,153
*Perisai Petroleum Teknologi Berhad	519,400	103,990
*Permaju Industries Berhad	1,000,000	130,678
*Perwaja Holdings Berhad	31,200	10,309
Petronas Dagangan Berhad	310,700	1,228,843
PJ Development Holdings Berhad	2,768,800	750,174
POS Malaysia Berhad	2,274,517	2,533,245
PPB Group Berhad	6,822,366	38,140,983
*Press Metal Berhad	1,034,600	782,827
*Prime Utilities Berhad	39,000	1,146
Protasco Berhad	282,200	106,238
Proton Holdings Berhad	3,786,000	5,240,244
*Pulai Springs Berhad	132,500	25,102
QSR Brands Berhad	56,800	103,973
*Ramunia Holdings Berhad	2,434,736	499,873
Ranhill Berhad	3,824,000	1,095,349
RCE Capital Berhad	3,651,400	647,626
RHB Capital Berhad	5,561,200	15,379,299
Salcon Berhad	574,000	127,076
Sarawak Oil Palms Berhad	391,820	472,585
Scientex, Inc. Berhad	645,048	417,540
*Scomi Group Berhad	13,422,000	1,611,949
*Scomi Marine Berhad	571,000	104,786
Selangor Dredging Berhad	1,312,700	345,638
Shangri-La Hotels (Malaysia) Berhad	738,000	639,777
Shell Refining Co. Federation of Malaysia Berhad	217,100	765,844
SHL Consolidated Berhad	1,008,700	534,542
*Sino Hua-An International Berhad	2,515,000	284,803
Subur Tiasa Holdings Berhad	460,530	336,688
Sunway City Berhad	3,567,200	5,035,939
Sunway Holdings Berhad	4,099,100	3,092,420
Suria Capital Holdings Berhad	625,900	461,490
Ta Ann Holdings Berhad	255,660	429,088
TA Enterprise Berhad	14,799,300	3,878,078
TA Global Berhad (B3X17H6)	8,465,880	1,246,895
*TA Global Berhad (B4LM6X7)	8,465,880	1,011,476
Tahp Group Berhad	27,000	43,333
*Talam Corp. Berhad	17,833,050	585,611
*Tamco Corp. Holdings Berhad	71	3
Tan Chong Motor Holdings Berhad	4,689,700	7,679,821
*Tanjung Offshore Berhad	270,200	143,725
TDM Berhad	1,410,800	1,409,281
*Tebrau Teguh Berhad	5,320,066	1,424,036
*TH Plantations Berhad	39,200	25,412
*Time Dotcom Berhad	16,781,400	4,046,813
Tiong Nam Transport Holdings Berhad	113,500	35,777
Tradewinds (Malaysia) Berhad	994,800	2,216,113
*Tradewinds Corp. Berhad	5,394,700	1,606,812
*TSH Resources Berhad	112,700	103,538

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
UAC Berhad	77,398	$87,430
*UEM Land Holdings Berhad	5,974,045	5,297,742
UMW Holdings Berhad	2,059,686	4,845,387
Unico-Desa Plantations Berhad	4,240,828	1,542,340
Unisem (Malaysia) Berhad	3,138,900	2,191,422
United Malacca Rubber Estates Berhad	870,600	1,988,116
United Plantations Berhad	617,400	3,351,604
VS Industry Berhad	1,337,193	837,519
Wah Seong Corp. Berhad	677,400	510,968
WCT Berhad	1,235,300	1,311,612
Wing Tai Malaysia Berhad	1,861,100	1,091,256
WTK Holdings Berhad	4,386,550	1,845,237
Yeo Hiap Seng Malaysia Berhad	335,520	165,364
YTL Cement Berhad	11,100	17,373
YTL Corp. Berhad	6,524,672	17,302,150
Yu Neh Huat Berhad	5,024,459	2,962,762
*Zelan Berhad	6,765,900	1,268,621

TOTAL MALAYSIA		473,835,506

MEXICO — (5.6%)
#Alfa S.A.B. de C.V. Series A	4,088,867	44,542,393
#Alsea de Mexico S.A.B. de C.V.	2,618,100	2,967,511
#*Axtel S.A.B. de C.V.	5,663,540	3,286,730
*Bio Pappel S.A.B. de C.V.	52,920	50,865
#Bolsa Mexicana de Valores S.A. de C.V.	2,597,088	5,444,229
#*Carso Infraestructura y Construccion S.A.B. de C.V.	141,050	91,274
#*Cemex S.A.B. de C.V. Sponsored ADR	11,578,134	109,644,929
#Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	271,924	21,530,942
#Consorcio ARA S.A.B. de C.V.	10,672,300	6,747,716
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	19,758,441
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,561,686	765,974
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,410,955
#*Desarrolladora Homex S.A.B. de C.V. ADR	115,455	3,520,223
*Dine S.A.B. de C.V.	1,028,367	520,923
El Puerto de Liverpool S.A.B. de C.V.	328,600	2,275,361
El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	141,786
#Embotelladora Arca S.A.B. de C.V.	3,256,100	17,393,066
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,677
#*Empresas ICA S.A.B. de C.V.	2,999,272	7,602,639
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,338,092
Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,465,100	7,769,342
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,803,617	95,717,954
*Gruma S.A.B. de C.V. ADR	15,222	131,214
#*Gruma S.A.B. de C.V. Series B	1,409,000	3,066,326
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	707,880	1,346,203
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	41,146	624,185
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	616,489	24,135,544
#Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	3,795,677
#Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	11,509,076
#Grupo Carso S.A.B. de C.V. Series A-1	10,188,893	29,178,315
#*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	11,309,431
#*Grupo Famsa S.A.B. de C.V.	1,918,478	3,431,784
#Grupo Financiero Banorte S.A.B. de C.V.	10,931,710	48,661,474
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,299,483	36,260,209
Grupo Gigante S.A.B. de C.V. Series B	471,076	943,628
Grupo Herdez S.A.B. de C.V.	319,000	583,514
#Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,871,663
*Grupo Industrial Saltillo S.A.B. de C.V.	1,332,569	1,785,034
Grupo Kuo S.A.B. de C.V. Series B	2,038,967	3,630,508
Grupo Mexico S.A.B. de C.V. Series B	24,866,224	97,632,367
Grupo Posadas S.A. de C.V. Series L	356,000	506,224

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
*Grupo Qumma S.A. de C.V. Series B	5,301	$79
#*Grupo Simec S.A. de C.V.	1,389,600	3,820,226
#*Grupo Simec S.A. de C.V. Sponsored ADR	19,072	157,344
#Industrias Bachoco S.A.B. de C.V. Series B	830,420	1,751,063
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	11,003,555
Industrias Penoles S.A.B. de C.V.	368,611	12,275,892
#*Inmuebles Carso S.A.B. de C.V.	10,188,893	10,834,780
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	207,166
*Megacable Holdings S.A.B. de C.V.	12,600	30,651
#*Minera Frisco S.A.B. de C.V.	10,188,893	43,717,079
#Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	45,614,371
Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,869,061
#*Sare Holding S.A.B. de C.V.	3,301,100	949,702
*Savia S.A. de C.V.	3,457,285	227,997
#*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,658,750	13,695,565
*Vitro S.A.B. de C.V.	1,558,758	1,683,268

TOTAL MEXICO		798,768,197

PHILIPPINES — (0.7%)
A. Soriano Corp.	20,195,000	1,414,382
Alaska Milk Corp.	7,874,000	2,348,202
Alsons Consolidated Resources, Inc.	16,904,000	524,750
Ayala Corp. Series A	74,700	574,504
Banco de Oro Unibank, Inc.	7,364,320	8,467,618
Cebu Holdings, Inc.	7,590,250	436,245
China Banking Corp.	9,675	93,962
*Digital Telecommunications Phils., Inc.	53,909,000	1,706,172
DMCI Holdings, Inc.	7,528,360	5,772,740
*Empire East Land Holdings, Inc.	37,000,000	512,709
*Export & Industry Bank, Inc.	14,950	88
Filinvest Land, Inc.	168,982,031	4,137,561
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	5,347,544
*JG Summit Holdings, Inc.	33,600	14,463
*Lopez Holdings Corp.	25,704,000	2,845,604
Macroasia Corp.	1,418,000	103,788
Megaworld Corp.	169,933,600	8,106,208
Metro Bank & Trust Co.	9,336,217	13,715,502
*Mondragon International Philippines, Inc.	2,464,000	6,954
*Philippine National Bank	3,866,918	4,334,663
*Philippine National Construction Corp.	398,900	44,132
*Philippine Realty & Holdings Corp.	4,822,000	73,179
Philippine Savings Bank	1,232,313	1,788,007
*Philippine Townships, Inc.	226,200	24,259
Phinma Corp.	2,550,498	691,147
*Prime Media Holdings, Inc.	330,000	17,408
*Prime Orion Philippines, Inc.	10,310,000	132,438
Rizal Commercial Banking Corp.	4,481,648	2,810,842
Robinson’s Land Corp. Series B	17,781,700	5,667,402
Security Bank Corp.	2,172,820	4,207,178
Shang Properties, Inc.	614,285	23,834
SM Development Corp.	42,477,329	7,592,318
*Solid Group, Inc.	9,532,000	252,270
Union Bank of Philippines	2,567,094	3,427,199
Universal Robina Corp.	16,503,345	13,037,819
Vista Land & Lifescapes, Inc.	45,259,868	2,791,472

TOTAL PHILIPPINES		103,044,563

POLAND — (1.8%)
Agora SA	559,848	4,680,301
*Amica Wronki SA	36,320	604,511

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
Asseco Poland SA	591,471	$10,906,604
*ATM SA	9,205	40,479
Bank Handlowy w Warszawie SA	83,949	2,786,567
*Bank Millennium SA	7,532,588	13,079,665
*Bank Przemyslowo Handlowy BPH SA	1,013	24,923
*Bioton SA	33,545,139	1,631,891
*BOMI SA	121,150	349,811
*Boryszew SA	3,343,932	2,315,472
*Ciech SA	183,294	1,532,906
*ComArch SA	570	17,889
Debica SA	111,346	2,403,740
Dom Development SA	46,421	761,153
*Dom Maklerski IDM SA	1,779,356	1,785,156
*Echo Investment SA	2,417,470	3,728,748
Emperia Holding SA	19,149	714,739
*Energomontaz Poludnie SA	30,110	39,818
*Farmacol SA	5,526	72,202
*Gant Development SA	41,797	240,500
*Getin Holdings SA	1,681,394	7,301,368
Grupa Kety SA	126,858	5,601,883
*Grupa Lotos SA	970,047	13,922,109
*Impexmetal SA	5,864,978	9,295,677
*ING Bank Slaski SA	4,428	1,314,787
KGHM Polska Miedz SA	671,360	39,293,185
*Koelner SA	133,110	627,404
*Kredyt Bank SA	619,815	3,305,853
*LC Corp. SA	1,811,902	950,628
*MCI Management SA	141,936	411,384
*MNI SA	275,976	331,313
*Mostostal Siedlce SA	1,442,632	1,936,494
Mostostal Warszawa SA	1,467	25,477
*Netia Holdings SA	3,441,202	6,320,902
*Orbis SA	541,449	6,816,035
*Pfleiderer Grajewo SA	55,572	285,350
*PGE Polska Grupa Energetyczna SA	331,708	2,642,244
*Pol-Aqua SA	12,548	87,611
Polnord SA	132,778	1,468,775
*Polska Grupa Farmaceutyczna SA	1,548	29,990
*Polski Koncern Naftowy Orlen SA	5,310,008	88,164,714
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	409,722	2,771,678
*Stalexport SA	498,734	236,169
*Sygnity SA	158,271	1,069,565
*Synthos SA	9,098,514	12,556,985
Zaklady Azotowe Pulawy SA	18,464	714,397
*Zaklady Azotowe w Tarnowie-Moscicach SA	29,821	366,681
*Zaklady Chemiczne Police SA	8,000	26,475

TOTAL POLAND		255,592,208

RUSSIA — (4.9%)
*Federal Hydrogenerating Co. ADR	643,944	3,197,591
Gazprom OAO Sponsored ADR	20,177,719	534,363,524
Lukoil OAO Sponsored ADR	2,257,507	138,336,107
Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	751,138
Surgutneftegas Sponsonsored ADR	2,583,456	28,749,546

TOTAL RUSSIA		705,397,906

SOUTH AFRICA — (7.2%)
ABSA Group, Ltd.	3,502,989	64,952,792
Adcorp Holdings, Ltd.	458,089	1,742,723
Advtech, Ltd.	32,106	25,505
Aeci, Ltd.	1,635,500	18,045,364

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Afgri, Ltd.	4,184,970	$4,124,464
African Bank Investments, Ltd.	3,883,766	19,751,616
African Oxygen, Ltd.	483,204	1,375,228
African Rainbow Minerals, Ltd.	994,154	29,134,235
Allied Electronics Corp., Ltd.	542,971	2,075,561
ArcelorMittal South Africa, Ltd.	1,566,981	17,904,388
*Argent Industrial, Ltd.	1,278,773	1,648,104
Aveng, Ltd.	4,125,211	21,835,807
AVI, Ltd.	3,565,698	14,476,293
Avusa, Ltd.	454,520	1,415,679
Barloworld, Ltd.	2,679,719	25,693,996
Basil Read Holdings, Ltd.	184,616	282,884
*Bell Equipment, Ltd.	411,045	682,164
Bidvest Group, Ltd.	37,068	788,679
Blue Label Telecoms, Ltd.	366,891	324,432
Brait SA.	305,789	974,383
Business Connexion Group, Ltd.	687,613	593,502
*Cadiz Holdings, Ltd.	6,673	3,160
Capitec Bank Holdings, Ltd.	120,123	2,565,290
Cashbuild, Ltd.	3,398	42,934
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	6,304,251
Cipla Medpro South Africa, Ltd.	3,415,745	3,386,707
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	11,965,735
Datacentrix Holdings, Ltd.	797,381	580,643
Delta EMD, Ltd.	234,340	311,413
Discovery Holdings, Ltd.	66	346
Distell Group, Ltd.	378,471	3,940,004
*Distribution & Warehousing Network, Ltd.	216,722	254,695
Durban Roodeport Deep, Ltd.	1,879,916	857,074
ElementOne, Ltd.	391,810	640,324
*Eqstra Holdings, Ltd.	1,790,209	1,681,533
*Evraz Highveld Steel & Vanadium, Ltd.	162,634	1,997,533
FirstRand, Ltd.	4,353,231	11,827,805
Freeworld Coatings, Ltd.	2,187,407	3,470,573
Gijima Group, Ltd.	2,011,303	203,857
Gold Fields, Ltd.	515,937	8,171,803
#Gold Fields, Ltd. Sponsored ADR	8,069,589	128,064,377
Gold Reef Resorts, Ltd.	422,178	1,072,109
Grindrod, Ltd.	3,472,573	7,845,468
Group Five, Ltd.	648,317	2,891,698
Harmony Gold Mining Co., Ltd.	2,923,251	31,526,070
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,928,908	21,044,386
Hudaco Industries, Ltd.	162,006	1,915,707
*Hulamin, Ltd.	1,316,307	1,557,746
Iliad Africa, Ltd.	152,511	165,109
Illovo Sugar, Ltd.	1,131,367	4,186,648
Impala Platinum Holdings, Ltd.	58,383	1,662,190
Imperial Holdings, Ltd.	1,354,335	20,810,191
Investec, Ltd.	2,405,023	18,065,866
*JCI, Ltd.	10,677,339	—
JD Group, Ltd.	1,732,230	12,667,734
Lewis Group, Ltd.	1,220,867	12,241,791
Liberty Holdings, Ltd.	1,449,071	14,525,155
Life Healthcare Group Holdings, Ltd.	1,380,233	2,822,812
*M Cubed Holdings, Ltd.	1,850,526	—
Medi-Clinic Corp., Ltd.	2,567,629	10,351,228
Merafe Resources, Ltd.	19,769,169	4,147,768
Metair Investments, Ltd.	1,650,332	2,862,491
*Metorex, Ltd.	5,271,552	4,037,417
*MMI Holdings, Ltd.	9,553,835	21,758,100

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
Mondi, Ltd.	1,585,664	$12,528,130
Murray & Roberts Holdings, Ltd.	175,083	767,770
*Mvelaphanda Group, Ltd.	4,233,693	1,872,217
*Mvelaserve, Ltd.	1,059,863	1,872,146
Nampak, Ltd.	5,874,237	18,732,223
Nedbank Group, Ltd.	2,742,435	48,622,682
#Northam Platinum, Ltd.	1,101,749	6,534,165
*Omnia Holdings, Ltd.	586,921	6,028,062
Palabora Mining Co., Ltd.	181,577	3,147,533
Peregrine Holdings, Ltd.	1,383,001	2,135,664
Petmin, Ltd.	357,695	145,911
*Pioneer Foods, Ltd.	66,726	510,382
PSG Group, Ltd.	1,194,364	6,360,323
*Randgold & Exploration Co., Ltd.	256,811	110,701
#Raubex Group, Ltd.	397,480	1,225,267
Redefine Properties, Ltd.	32,990	34,870
Reunert, Ltd.	300,475	2,678,065
Sanlam, Ltd.	28,700,406	108,652,651
*Sappi, Ltd.	4,383,251	22,049,448
*Sappi, Ltd. Sponsored ADR	792,283	4,056,489
Sasol, Ltd. Sponsored ADR	704,259	34,388,967
*Sentula Mining, Ltd.	993,425	368,719
*Simmer & Jack Mines, Ltd.	3,884,017	503,402
Spur Corp., Ltd.	369,908	719,335
Standard Bank Group, Ltd.	4,017,667	58,893,825
Stefanutti Stocks Holdings, Ltd.	46,117	74,410
#Steinhoff International Holdings, Ltd.	14,149,923	45,948,091
*Super Group, Ltd.	7,416,261	776,921
Telkom South Africa, Ltd.	3,145,580	15,403,781
Tongaat-Hulett, Ltd.	197,230	2,902,910
*Trans Hex Group, Ltd.	34,840	11,283
Trencor, Ltd.	1,468,675	7,342,041
UCS Group, Ltd.	1,547,424	496,081
Value Group, Ltd.	976,777	515,730
*Wesizwe Platinum, Ltd.	14,355	4,764
Zeder Investments, Ltd.	858,758	312,545

TOTAL SOUTH AFRICA		1,029,003,044

SOUTH KOREA — (12.9%)
#*Aekyung Petrochemical Co., Ltd.	30,050	989,018
*Asia Cement Manufacturing Co., Ltd.	29,238	1,185,586
#*Asia Paper Manufacturing Co., Ltd.	34,410	334,594
*Asiana Airlines, Inc.	277,190	2,799,095
*Basic House Co., Ltd. (The)	3,604	61,836
#*Bing Grae Co., Ltd.	24,704	1,215,078
#*BNG Steel Co., Ltd.	85,280	1,011,923
Boo Kook Securities Co., Ltd.	27,705	436,890
#*Boryung Pharmaceutical Co., Ltd.	39,241	1,092,497
Busan Bank	1,102,051	13,339,665
*BYC Co., Ltd.	810	114,220
*Byuck San Corp.	10,472	182,570
*Byuck San Engineering & Construction Co., Ltd.	15,270	24,771
#*Chin Hung International, Inc.	3,001,643	1,222,596
*Cho Kwang Leather Co., Ltd.	1,300	15,746
#*Chong Kun Dang Pharmaceutical Corp.	42,960	933,412
#*Choongwae Pharma Corp.	63,875	808,684
#*Chosun Refractories Co., Ltd.	10,446	553,273
*Chungho Comnet Co., Ltd.	7,880	56,159
CJ Cheiljedang Corp.	31,639	5,445,172
CJ Corp.	180,555	12,172,314
#*Cosmochemical Co., Ltd.	47,640	277,094

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Crown Confectionery Co., Ltd.	3,342	$376,903
#*Dae Dong Industrial Co., Ltd.	121,310	553,436
#*Dae Han Flour Mills Co., Ltd.	9,279	1,407,925
#*Dae Won Kang Up Co., Ltd.	318,816	1,302,583
#*Daechang Co., Ltd.	622,380	999,611
#*Daeduck Electronics Co., Ltd.	246,280	1,728,788
#*Daeduck Industries Co., Ltd.	168,050	1,267,845
*Daegu Bank, Ltd.	953,532	13,223,570
Daegu Department Store Co., Ltd.	60,201	682,732
#*Daehan Steel Co., Ltd.	83,960	802,381
Daehan Synthetic Fiber Co., Ltd.	5,337	437,317
Daekyo Co., Ltd.	358,640	1,948,815
*Daelim Industrial Co., Ltd.	304,291	33,885,077
*Daelim Trading Co., Ltd.	31,734	117,619
#*Daesang Corp.	215,142	1,418,411
#*Daesang Holdings Co., Ltd.	113,486	301,664
#*Daesung Group Partners Co., Ltd.	4,040	320,761
*Daesung Holdings Co., Ltd.	6,770	90,862
#*Daesung Industrial Co., Ltd.	7,075	272,051
*Daewon Pharmaceutical Co., Ltd.	14,180	86,016
#*Daewoo Engineering & Construction Co., Ltd.	951,350	11,735,004
#*Daewoo Shipbuilding & Marine Engineering Co., Ltd.	469,292	17,158,822
Daewoong Co., Ltd.	17,680	273,247
*Dahaam E-Tec Co., Ltd.	9,515	220,763
Daishin Securities Co., Ltd.	395,295	5,665,697
#*Daou Technology, Inc.	257,578	2,152,763
*DCM Corp.	5,330	58,580
*Digital Power Communications Co., Ltd.	62,160	94,034
*Dong Ah Tire Industrial Co., Ltd.	72,304	548,784
#Dong IL Rubber Belt Co., Ltd.	112,845	615,268
*Dongbang Agro Co., Ltd.	53,610	328,960
#*Dongbu Corp.	75,230	601,825
#*Dongbu HiTek Co., Ltd.	234,274	2,322,606
Dongbu Securities Co., Ltd.	208,706	1,400,184
#*Dongbu Steel Co., Ltd.	212,714	1,871,243
*Dong-Il Corp.	8,189	469,170
#*Dongil Industries Co., Ltd.	12,337	832,118
#Dongkuk Steel Mill Co., Ltd.	414,949	13,324,149
#*Dongwha Pharm Co., Ltd.	181,830	782,898
*Dongwon F&B Co., Ltd.	13,926	605,071
*Dongwon Industries Co., Ltd.	769	105,364
*Dongwon Systems Corp.	165,560	229,881
*Dongyang Engineering & Construction Corp.	1,785	19,007
*Dongyang Express Bus Corp.	639	11,648
Dongyang Mechatronics Corp.	79,027	937,950
#Doosan Construction & Engineering Co., Ltd.	226,710	1,239,715
#*Eagon Industrial Co., Ltd.	29,120	192,551
*Eugene Investment & Securities Co., Ltd.	5,595,179	3,753,625
#*Fursys, Inc.	30,774	699,996
Gaon Cable Co., Ltd.	14,437	279,482
#*Global & Yuasa Battery Co., Ltd.	63,590	2,045,624
Golden Bridge Investment & Securities Co., Ltd.	43,210	70,217
*Green Cross Holdings Corp.	10,204	1,175,503
*GS Engineering & Construction Corp.	146,898	15,608,798
*GS Holdings Corp.	400,285	29,843,112
Gwangju Shinsegae Co., Ltd.	3,608	584,678
*Halla Climate Control Corp.	10,867	172,140
#*Halla Engineering & Construction Corp.	134,761	2,592,401
#*Han Kuk Carbon Co., Ltd.	180,740	863,696
Han Yang Securities Co., Ltd.	88,440	727,846
Hana Financial Group, Inc.	1,787,844	71,058,696

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Handok Pharmaceuticals Co., Ltd.	18,150	$221,239
#*Handsome Corp.	182,390	3,111,181
*Hanil Cement Manufacturing Co., Ltd.	33,865	1,701,197
*Hanil Construction Co., Ltd.	11,702	46,994
*Hanil E-Wha Co., Ltd.	120,881	674,061
#*Hanjin Heavy Industries & Construction Co., Ltd.	337,543	11,585,216
#*Hanjin Heavy Industries & Construction Holdings Co., Ltd.	124,650	1,650,957
#Hanjin Shipping Co., Ltd.	358,384	11,866,582
Hanjin Shipping Holdings Co., Ltd.	22,111	325,376
#*Hanjin Transportation Co., Ltd.	80,680	2,405,532
*Hankook Cosmetics Co., Ltd.	86,470	231,072
*Hankook Cosmetics Manufacturing Co., Ltd.	21,659	121,385
*Hankuk Glass Industries, Inc.	29,050	777,321
*Hankuk Paper Manufacturing Co., Ltd.	26,310	600,075
#*Hanmi Holdings Co., Ltd.	2,676	79,760
#Hanmi Semiconductor Co., Ltd.	2,820	19,770
#*Hanshin Construction Co., Ltd.	24,880	219,909
#*Hansol Chemical Co., Ltd.	51,607	761,917
#*Hansol CSN Co., Ltd.	334,840	597,676
#*Hansol Paper Co., Ltd.	373,524	3,203,244
*Hanssem Co., Ltd.	23,330	300,064
*Hanwha Chemical Corp.	713,542	25,833,573
*Hanwha Corp.	50,332	2,572,877
*Hanwha General Insurance Co., Ltd.	19,663	168,347
Hanwha Securities Co., Ltd.	519,571	4,025,211
*Hanwha Timeworld Co., Ltd.	9,230	166,929
#*Heung-A Shipping Co., Ltd.	106,352	111,225
*Hite Brewery Co., Ltd.	619	61,881
#*Hite Holdings Co., Ltd.	89,390	1,372,396
*HMC Investment Securities Co., Ltd.	152,255	3,477,438
*Honam Petrochemical Corp.	86,204	27,913,416
#*HS R&A Co., Ltd.	18,506	373,608
#*Husteel Co., Ltd.	35,990	578,573
*Hwa Sung Industrial Co., Ltd.	39,340	161,724
*Hwacheon Machine Tool Co., Ltd.	2,050	65,821
#*Hyosung T & C Co., Ltd.	158,717	13,046,003
*Hyundai Cement Co., Ltd.	24,615	154,527
#*Hyundai Development Co.	485,994	16,236,545
#*Hyundai DSF Co., Ltd.	38,700	368,193
*Hyundai Elevator Co., Ltd.	31,153	2,956,422
*Hyundai Greenfood Co., Ltd.	304,440	2,844,812
*Hyundai Hysco	270,550	6,344,243
*Hyundai Merchant Marine Co., Ltd.	163,304	4,907,048
#Hyundai Mipo Dockyard Co., Ltd.	73,953	13,607,366
Hyundai Motor Co., Ltd.	909,723	145,670,447
Hyundai Securities Co.	1,231,848	15,660,298
#*Hyundai Steel Co.	358,229	44,591,892
#Il Dong Pharmaceutical Co., Ltd.	25,184	881,169
#*Iljin Electric Co., Ltd.	174,280	1,550,254
#*Iljin Holdings Co., Ltd.	137,634	502,398
Ilshin Spinning Co., Ltd.	5,526	496,060
#*Ilsung Pharmaceutical Co., Ltd.	11,079	799,998
*Industrial Bank of Korea, Ltd.	1,520,700	23,107,848
#*InziControls Co., Ltd.	27,640	133,414
IS Dongseo Co., Ltd.	52,090	885,390
#*ISU Chemical Co., Ltd.	84,020	1,609,512
#*IsuPetasys Co., Ltd.	301,791	1,030,194
#*Jahwa Electronics Co., Ltd.	86,980	414,565
*Jeil Pharmaceutical Co.	39,600	395,838
*Jeonbuk Bank, Ltd.	351,906	2,108,722
*Jinheung Savings Bank	144,760	409,856

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*K.C. Tech Co., Ltd.	159,191	$981,861
*KB Financial Group, Inc.	79,747	4,115,278
#*KB Financial Group, Inc. ADR	2,654,328	138,210,859
#KCC Corp.	45,083	13,744,239
#*Keangnam Enterprises, Ltd.	78,740	745,450
#*Keyang Electric Machinery Co., Ltd.	187,450	421,853
#KG Chemical Corp.	63,993	530,549
#*KIC, Ltd.	69,340	261,639
#*KISCO Corp.	31,481	995,445
#*Kishin Corp.	49,025	235,879
#*KISWIRE, Ltd.	52,183	1,695,654
*Kolon Corp.	35,325	963,912
#*Kolon Engineering & Construction Co., Ltd.	135,670	587,954
#*Kolon Industries, Inc.	64,394	4,007,832
#Korea Cast Iron Pipe Co., Ltd.	81,218	275,234
*Korea Circuit Co., Ltd.	13,240	83,773
*Korea Cottrell Co., Ltd.	45,360	145,254
#*Korea Development Co., Ltd.	100,620	477,461
Korea Development Leasing Corp.	23,598	448,588
#Korea Electric Terminal Co., Ltd.	43,990	764,852
Korea Exchange Bank	2,556,486	24,006,300
#*Korea Express Co., Ltd.	65,894	6,516,591
#*Korea Flange Co., Ltd.	27,030	400,595
Korea Investment Holdings Co., Ltd.	341,726	15,445,212
#*Korea Iron & Steel Co., Ltd.	11,043	443,704
*Korea Komho Petrochemical Co., Ltd.	7,218	936,645
#*Korea Line Corp.	111,043	2,495,571
#*Korea Petrochemical Industrial Co., Ltd.	18,908	1,916,866
*Korea Savings Bank	22,973	152,649
*Korea United Pharm, Inc.	1,420	8,239
Korean Air Co., Ltd.	124,180	8,071,515
#*Korean Air Terminal Service Co., Ltd.	14,280	637,018
*KP Chemical Corp.	255,536	6,539,141
#KPX Chemical Co., Ltd.	10,906	553,458
KPX Holdings Corp.	7,249	366,231
*KTB Securities Co., Ltd.	507,760	2,255,557
#*Kukdo Chemical Co., Ltd.	26,580	1,353,831
#*Kumho Electric Co., Ltd.	27,824	958,161
#*Kumho Industrial Co., Ltd.	5,323	80,243
Kumho Investment Bank	756,580	566,086
#*Kumho Tire Co., Inc.	37,329	479,104
#*Kunsul Chemical Industrial Co., Ltd.	24,240	335,177
#*Kwang Dong Pharmaceutical Co., Ltd.	384,170	1,052,496
#*Kyeryong Construction Industrial Co., Ltd.	49,330	785,199
Kyobo Securities Co., Ltd.	154,372	1,175,859
*Kyung Dong Navien Co., Ltd.	3,860	111,795
#Kyung Nong Corp.	60,670	204,511
*Kyungbang Co., Ltd.	5,174	559,469
*Kyung-In Synthetic Corp.	161,840	435,201
*LG Display Co., Ltd.	597,170	20,307,431
#*LG Display Co., Ltd. ADR	2,909,554	49,316,940
#LG Electronics, Inc.	883,042	92,337,034
*LG Fashion Corp.	30	855
*LG Uplus Corp.	1,846,601	10,796,159
*Livart Furniture Co., Ltd.	19,740	126,429
#*Lotte Chilsung Beverage Co., Ltd.	5,738	4,539,169
*Lotte Confectionary Co., Ltd.	5,473	6,914,904
#*Lotte Midopa Co., Ltd.	160,690	2,393,686
#*Lotte Sam Kang Co., Ltd.	8,366	1,927,575
#Lotte Shopping Co., Ltd.	97,218	39,361,069
*Meritz Securities Co., Ltd.	1,432,334	1,345,208

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Mi Chang Oil Industrial Co., Ltd.	3,725	$168,653
Moorim P&P Co., Ltd.	76,324	953,919
#*Moorim Paper Co., Ltd.	104,480	805,104
Motonic Corp.	57,370	395,262
#*Namkwang Engineering & Construction Co., Ltd.	204,026	593,509
*Namyang Dairy Products Co., Ltd.	3,437	2,365,227
#*Nexen Corp.	10,223	558,082
NH Investment & Securities Co., Ltd.	245,562	2,160,585
*NICE Holdings Co., Ltd.	207	11,977
#*NK Co., Ltd.	14,220	158,385
#Nong Shim Co., Ltd.	26,722	4,868,059
#*Nong Shim Holdings Co., Ltd.	14,587	713,879
*Noroo Holdings Co., Ltd.	22,738	121,461
#*Noroo Paint Co., Ltd.	37,899	106,146
*ON*Media Corp.	484,150	2,203,638
#Ottogi Corp.	13,169	1,515,791
*Pacific Corp.	26,870	4,509,243
*Pacific Pharmaceutical Co., Ltd.	3,840	95,638
Pang Rim Co., Ltd.	12,240	132,815
#*PaperCorea, Inc.	39,998	432,297
#*Poongsan Corp.	150,690	5,967,818
*Poongsan Holdings Corp.	37,688	1,291,690
POSCO	5,616	2,281,858
#POSCO ADR	1,122,820	114,684,835
#POSCO Coated & Color Steel Co., Ltd.	22,370	528,701
*Pulmuone Co., Ltd.	6,125	201,227
*Pum Yang Construction Co., Ltd.	31,885	127,197
*Pusan City Gas Co., Ltd.	65,770	1,172,592
#*S&T Daewoo Co., Ltd.	63,420	1,876,582
#*S&T Dynamics Co., Ltd.	188,534	3,436,690
#*S&T Holdings Co., Ltd.	56,063	713,402
#*Saeron Automotive Corp.	35,530	160,814
*Sajo Industries Co., Ltd.	1,310	66,675
*Sajodaerim Corp.	290	6,355
*Sam Jin Pharmaceutical Co., Ltd.	2,743	25,486
*Sam Kwang Glass Industrial Co., Ltd.	18,397	1,073,295
*Sam Yung Trading Co., Ltd.	14,352	67,506
#*Sambu Construction Co., Ltd.	38,489	611,434
*Samhwa Crown & Closure Co., Ltd.	469	8,993
*Samhwa Paints Industrial Co., Ltd.	48,610	177,705
#*Samick Musical Instruments Co., Ltd.	621,710	680,712
#Samsung Corp.	834,818	53,374,693
Samsung Fine Chemicals Co., Ltd.	23	1,681
#Samsung SDI Co., Ltd.	252,576	35,225,238
#*Samwhan Corp.	57,220	544,666
#*Samyang Corp.	54,136	3,093,265
*Samyang Genex Co., Ltd.	16,069	795,388
Samyang Tongsang Co., Ltd.	8,060	167,935
#*Samyoung Electronics Co., Ltd.	108,780	1,090,941
*SAVEZONE I&C Corp.	2,710	5,828
*SBS Media Holdings Co., Ltd.	185,880	403,624
*Seah Besteel Corp.	100,300	3,872,058
*SeAH Holdings Corp.	12,610	1,546,738
#*SeAH Steel Corp.	17,929	1,070,890
#*Sebang Co., Ltd.	95,780	1,453,123
#*Sejong Industrial Co., Ltd.	112,200	1,296,640
#*Seowon Co., Ltd.	62,730	203,172
*Shell-Line Co., Ltd.	17,510	136,667
#*Shin Won Corp.	348,090	454,427
Shin Young Securities Co., Ltd.	29,840	988,325
Shin Young Wacoal, Inc.	273	24,865

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
*Shinhan Engineering & Construction Co., Ltd.	9,450	$58,630
*Shinhan Financial Group Co., Ltd.	2,121,999	94,195,678
#*Shinhan Financial Group Co., Ltd. ADR	802,794	71,617,253
*Shinpoong Pharmaceutical Co., Ltd.	13,854	364,368
Shinsegae Engineering & Construction Co., Ltd.	2,630	36,560
Shinsegae Information & Communication Co., Ltd.	3,201	192,583
*Shinsung Tongsang Co., Ltd.	342,500	141,802
#Silla Trading Co., Ltd.	27,873	340,881
*Sindo Ricoh Co., Ltd.	35,676	1,708,998
*SJM Co., Ltd.	29,248	171,368
*SJM Holdings Co., Ltd.	31,331	119,395
#SK Chemicals Co., Ltd.	41,114	2,195,662
#SK Co., Ltd.	236,158	35,070,122
SK Gas Co., Ltd.	30,426	1,078,753
SK Innovation Co., Ltd.	314,640	57,707,549
SK Networks Co., Ltd.	827,923	9,156,574
#*SKC Co., Ltd.	152,050	5,991,956
#SL Corp.	89,640	1,510,289
*Songwon Industrial Co., Ltd.	25,230	369,691
#*Ssangyong Cement Industrial Co., Ltd.	198,346	1,247,768
#*STX Corp.	185,047	5,539,587
#*STX Engine Co., Ltd.	140,460	4,383,048
#*STX Offshore & Shipbuilding Co., Ltd.	366,540	10,649,555
#*STX Pan Ocean Co., Ltd.	1,242,130	12,074,788
*Suheung Capsule Co., Ltd.	52,170	354,106
*Sung Bo Chemicals Co., Ltd.	3,800	81,545
#*Sung Shin Cement Co., Ltd.	85,800	302,314
#*Sunjin Holdings Co., Ltd.	9,289	462,255
#Tae Kwang Industrial Co., Ltd.	3,757	4,637,174
#*Tae Kyung Industrial Co., Ltd.	98,860	398,728
#*Taeyoung Engineering & Construction	338,220	1,542,988
#*Tai Han Electric Wire Co., Ltd.	583,927	3,756,790
#*Tai Lim Packaging Industries Co., Ltd.	289,690	375,337
*Tec & Co.	256,160	46,309
#*Teems, Inc.	2,675	208,981
*Telcoware Co., Ltd.	36,000	244,999
*Tong Kook Corp.	607	846
*Tong Yang Major Corp.	38,530	85,733
Tong Yang Securities, Inc.	591,619	4,778,752
#*TS Corp.	21,988	942,076
#*Unid Co., Ltd.	34,190	1,817,185
Union Steel Manufacturing Co., Ltd.	39,757	852,833
*Visang Education, Inc.	2,410	19,824
Wiscom Co., Ltd.	32,980	126,342
#*Woongjin Holdings Co., Ltd.	280,674	2,644,827
*Woori Finance Holdings Co., Ltd.	3,045,147	38,782,882
#*Woori Finance Holdings Co., Ltd. ADR	8,505	329,144
*Woori Financial Co., Ltd.	82,910	1,148,007
Woori Investment & Securities Co., Ltd.	795,570	15,392,195
YESCO Co., Ltd.	18,780	393,136
*Yoosung Enterprise Co., Ltd.	109,715	239,281
#*Youlchon Chemical Co., Ltd.	102,840	758,521
*Young Poong Mining & Construction Corp.	18,030	884
#*Youngone Holdings Co., Ltd.	48,452	1,545,241
*Youngpoong Corp.	4,628	3,374,039
Yuhwa Securities Co., Ltd.	28,680	398,901
*Zinus, Inc.	1,866	6,241

TOTAL SOUTH KOREA		1,850,521,361

TAIWAN — (13.2%)
*A.G.V. Products Corp.	4,353,429	2,035,509

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Abocom Systems, Inc.	340,752	$127,486
Acbel Polytech, Inc.	1,453,219	1,165,912
Accton Technology Corp.	6,666,000	4,806,462
*Action Electronics Co., Ltd.	2,571,000	923,526
Advanced Semiconductor Engineering, Inc.	1,045,375	1,297,739
Advancetek Enterprise Co., Ltd.	2,000	1,865
Allis Electric Co., Ltd.	1,545,000	603,697
Alpha Networks, Inc.	2,091,237	1,863,669
Altek Corp.	849,168	1,282,687
Ambassador Hotel (The)	274,000	434,762
*Ampoc Far East Co., Ltd.	645,000	404,912
Amtran Technology Co., Ltd.	3,633,648	3,398,527
*APCB, Inc.	136,000	133,251
Apex Science & Engineering Corp.	719,840	329,343
*Arima Communications Corp.	2,682,000	1,793,091
*Arima Optoelectronics Corp.	1,351,000	421,860
Asia Cement Corp.	18,982,837	20,876,162
Asia Chemical Corp.	1,966,000	1,340,296
*Asia Optical Co, Inc.	2,347,290	4,815,115
Asia Polymer Corp.	2,088,586	3,574,827
Asia Vital Components Co., Ltd.	609,307	696,995
Asustek Computer, Inc.	3,107,913	27,877,225
*AU Optronics Corp.	7,613,812	7,441,618
*AU Optronics Corp. Sponsored ADR	7,551,551	72,494,890
Audix Corp.	1,212,164	1,382,791
Aurora Systems Corp.	572,281	641,076
Avision, Inc.	1,917,555	1,358,119
*Bank of Kaohsiung	4,351,926	2,290,823
*Basso Industry Corp., Ltd.	132,000	117,404
Bes Engineering Corp.	16,627,443	5,965,026
Biostar Microtech International Corp.	653,055	384,570
C Sun Manufacturing, Ltd.	419,837	378,283
Cameo Communications, Inc.	1,944,130	982,336
Capital Securities Corp.	9,074,761	4,865,392
*Carnival Industrial Corp.	3,694,000	1,396,683
Catcher Technology Co., Ltd.	1,676,326	6,913,220
Cathay Chemical Works, Inc.	857,000	428,365
Cathay Real Estate Development Co., Ltd.	8,268,421	4,833,481
Central Reinsurance Co., Ltd.	2,477,781	1,549,732
Chain Qui Development Co., Ltd.	1,122,173	1,083,594
Champion Building Materials Co., Ltd.	3,130,828	2,536,568
Chang Hwa Commercial Bank	44,281,459	37,544,243
*Chang-Ho Fibre Corp.	192,000	103,574
Charoen Pokphand Enterprises Co., Ltd.	1,967,000	1,326,134
Cheng Loong Corp.	10,134,480	5,009,385
Cheng Uei Precision Industry Co., Ltd.	1,623,142	3,599,423
Chenming Mold Industrial Corp.	593,040	731,235
Chia Hsin Cement Corp.	5,399,825	3,108,882
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
Chien Kuo Construction Co., Ltd.	969,300	554,569
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	632,486
Chilisin Electronics Corp.	289,300	287,476
*Chimei Innolux Corp.	57,031,389	71,662,158
*China Airlines, Ltd.	16,952,252	12,956,559
China Chemical & Pharmaceutical Co.	480,264	439,681
China Development Financial Holding Corp.	95,051,443	43,501,340
China Electric Manufacturing Co., Ltd.	527,200	431,083
China General Plastics Corp.	3,756,000	1,649,078
China Glaze Co., Ltd.	1,131,363	945,246
*China Man-Made Fiber Co., Ltd.	13,302,813	7,250,295
China Metal Products Co., Ltd.	1,928,248	2,134,502

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
China Motor Co., Ltd.	6,825,749	$6,447,017
*China Petrochemical Development Corp.	16,397,580	18,553,269
*China Rebar Co., Ltd.	439,188	—
China Steel Structure Co., Ltd.	1,170,219	1,037,091
China Synthetic Rubber Corp.	4,671,711	4,788,998
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,736,000	1,227,091
Chinatrust Financial Holdings Co., Ltd.	63,452,646	53,859,300
Chin-Poon Industrial Co., Ltd.	4,131,815	3,600,190
*Chun Yu Works & Co., Ltd.	2,106,000	736,554
Chun Yuan Steel Industrial Co., Ltd.	4,187,191	2,221,327
Chung Hsin Electric & Machinery Co., Ltd.	3,835,000	2,361,439
*Chung Hung Steel Corp.	2,076,545	1,257,346
*Chung Hwa Pulp Corp.	7,387,419	3,898,009
*Chung Shing Textile Co., Ltd.	600	10
*Chungwa Picture Tubes Co., Ltd.	21,439,692	3,262,255
*Chuwa Wool Industry Co., Ltd.	248,189	310,561
*Chyang Sheng Dyeing & Finishing Co., Ltd.	271,000	123,061
*CMC Magnetics Corp.	28,137,830	7,690,100
Collins Co., Ltd.	2,011,823	964,860
*Compal Communications, Inc.	609,000	651,467
Compal Electronics, Inc.	9,079,332	11,979,578
*Compeq Manufacturing Co., Ltd.	11,191,000	7,058,800
*Compex International Co., Ltd.	46,400	320
*Continental Holdings Corp.	5,510,848	2,484,659
*Cosmos Bank Taiwan	852,756	259,905
Coxon Precise Industrial Co., Ltd.	215,000	448,285
CSBC Corp. Taiwan	232,256	217,794
DA CIN Construction Co., Ltd.	1,225,579	775,296
Darfon Electronics Corp.	1,996,950	2,534,274
*De Licacy Industries Co., Ltd.	145,000	62,369
Delpha Construction Co., Ltd.	2,470,078	1,407,192
Depo Auto Parts Industrial Co., Ltd.	143,000	360,201
*Der Pao Construction Co., Ltd.	1,139,000	32,167
Diamond Flower Electric Instrument Co., Ltd.	166,280	162,914
D-Link Corp.	6,841,939	7,254,950
Dynamic Electronics Co., Ltd.	1,708,000	1,099,877
E.Sun Financial Holding Co., Ltd.	27,725,938	18,855,116
*Eastern Media International Corp.	9,476,399	2,342,551
Eclat Textile Co., Ltd.	1,090,980	1,319,308
Edom Technology Co., Ltd.	887,800	486,997
Elite Material Co., Ltd.	36,991	38,686
Elitegroup Computer Systems Co., Ltd.	7,838,066	3,231,219
*EnTie Commercial Bank	908,232	534,656
*Eva Airways Corp.	12,631,944	14,596,626
*Ever Fortune Industrial Co., Ltd.	409,000	4,648
*Everest Textile Co., Ltd.	3,580,002	943,519
Evergreen International Storage & Transport Corp.	5,306,000	4,917,342
*Evergreen Marine Corp., Ltd.	13,214,527	13,825,337
*Everspring Industry Co.	1,659,180	583,680
*Excel Cell Electronics Co., Ltd.	76,000	56,912
Far Eastern Department Stores Co., Ltd.	6,956,740	12,339,571
Far Eastern International Bank	15,912,612	8,144,550
Federal Corp.	4,027,546	2,854,350
First Copper Technology Co., Ltd.	2,948,750	1,410,344
First Financial Holding Co., Ltd.	62,688,366	57,366,652
First Hotel	724,129	741,290
First Insurance Co., Ltd.	2,284,064	1,513,707
*Forhouse Corp.	2,647,635	2,636,947
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	12,072,518
*Formosa Oilseed Processing Co., Ltd.	880,071	472,657

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Formosa Taffeta Co., Ltd.	8,335,511	$8,282,780
Formosan Rubber Group, Inc.	2,980,000	3,043,745
*Formosan Union Chemical Corp.	1,493,176	868,858
*Founding Construction & Development Co., Ltd.	430,098	371,444
*Froch Enterprise Co., Ltd.	228,000	144,266
*FU I Industrial Co., Ltd.	290,400	98,116
Fubon Financial Holding Co., Ltd.	44,710,501	62,109,239
Fullerton Technology Co., Ltd.	747,000	904,572
Fwusow Industry Co., Ltd.	2,050,002	1,038,519
G Shank Enterprise Co., Ltd.	1,019,880	852,156
Gamma Optical Co., Ltd.	828,000	518,595
Getac Technology Corp.	3,661,065	2,295,904
*Giantplus Technology Co., Ltd.	3,225,100	2,243,211
Giga-Byte Technology Co., Ltd.	6,016,287	6,646,249
*Global Brands Manufacture, Ltd.	921,000	601,145
*Gold Circuit Electronics, Ltd.	5,241,965	2,419,802
Goldsun Development & Construction Co., Ltd.	16,193,328	8,264,562
Good Will Instrument Co., Ltd.	402,853	331,925
*Gordon Auto Body Parts Co., Ltd.	131,000	45,756
Grand Pacific Petrochemical Corp.	9,136,000	6,707,819
Great China Metal Industry Co., Ltd.	1,724,000	1,999,440
Great Wall Enterprise Co. Ltd.	1,906,162	2,052,633
*Greatek Co., Ltd.	1,327,842	1,368,241
*GTM Corp.	2,154,000	1,742,541
Hannstar Board Corp.	2,624,666	1,843,157
*HannStar Display Corp.	49,263,000	9,600,646
*Helix Technology, Inc.	29,585	—
Hey Song Corp.	4,736,000	4,241,319
Hitron Technologies, Inc.	774,525	586,073
*Ho Tung Holding Corp.	6,068,503	3,435,608
*Hocheng Corp.	3,206,300	1,279,542
*Hold-Key Electric Wire & Cable Co., Ltd.	2,023,548	1,512,467
Holy Stone Enterprise Co., Ltd.	1,791,643	2,279,606
*Hong Ho Precision Textile Co., Ltd.	86,000	50,960
Hong Tai Electric Industrial Co., Ltd.	2,452,000	1,221,333
*Hong Yi Fiber Industry Co., Ltd.	322,000	201,871
Hsin Kuang Steel Co., Ltd.	2,506,124	3,089,299
Hsing Ta Cement Co., Ltd.	2,071,980	726,372
Hua Eng Wire & Cable Co., Ltd.	5,231,035	2,111,809
Hua Nan Financial Holding Co., Ltd.	16,025,422	12,989,024
*Hualon Corp.	257,040	9,561
Hung Ching Development & Construction Co., Ltd.	1,838,468	1,402,200
Hung Sheng Construction Co., Ltd.	6,506,892	4,363,292
*Hwa Fong Rubber Co., Ltd.	2,786,960	916,589
Ichia Technologies, Inc.	3,781,260	2,206,244
*I-Chiun Precision Industry Co., Ltd.	203,000	256,758
*Inotera Memories, Inc.	20,219,728	12,719,825
Inventec Appliances Corp.	739,000	660,411
Inventec Co., Ltd.	20,195,777	11,801,215
*Jui Li Enterprise Co., Ltd.	693,760	241,225
K Laser Technology, Inc.	1,331,601	909,749
Kang Na Hsiung Enterprise Co., Ltd.	1,414,078	970,580
*Kao Hsing Chang Iron & Steel Corp.	1,589,000	392,137
Kaulin Manufacturing Co., Ltd.	1,899,656	1,847,619
Kee Tai Properties Co., Ltd.	1,086,750	767,558
*King Yuan Electronics Co., Ltd.	13,311,805	8,305,980
Kingdom Construction Co., Ltd.	907,000	863,895
*King’s Town Bank	10,189,012	5,976,920
*Kinko Optical Co., Ltd.	992,131	1,893,010
*Kinpo Electronics, Inc.	13,491,375	5,128,986
*Kuoyang Construction Co., Ltd.	641,029	479,388

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Kwong Fong Industries Corp.	3,745,900	$1,866,359
L&K Engineering Co., Ltd.	719,000	839,052
*Lan Fa Textile Co., Ltd.	2,808,994	1,799,255
LCY Chemical Corp.	2,134,713	5,469,871
*Lead Data Co., Ltd.	2,542,457	446,904
*Leader Electronics, Inc.	292,000	204,426
Lealea Enterprise Co., Ltd.	6,902,473	4,219,976
Lee Chi Enterprises Co., Ltd.	2,049,900	1,086,888
*Lelon Electronics Corp.	853,000	713,112
*Leofoo Development Co., Ltd.	2,044,803	1,511,257
*Li Peng Enterprise Co., Ltd.	5,144,712	3,240,179
Lian Hwa Foods Corp.	161,000	150,088
Lien Chang Electronic Enterprise Co., Ltd.	666,610	386,183
Lien Hwa Industrial Corp.	4,988,640	3,942,256
Lingsen Precision Industries, Ltd.	4,427,480	3,848,408
*LITE-ON IT Corp.	2,188,000	2,483,453
*Lite-On Semiconductor Corp.	2,220,190	1,510,976
Lite-On Technology Corp.	20,528,448	27,845,061
Long Bon International Co., Ltd.	2,285,301	992,220
Long Chen Paper Co., Ltd.	6,418,369	2,674,415
Lucky Cement Corp.	3,099,000	826,432
Macronix International Co., Ltd.	32,386,028	24,955,173
Marketech International Corp.	1,062,000	787,416
Masterlink Securities Corp.	12,443,000	5,713,116
*Maxtek Technology Co., Ltd.	83,000	103,683
Mayer Steel Pipe Corp.	1,087,200	909,875
Maywufa Co., Ltd.	229,070	128,002
Mega Financial Holding Co., Ltd.	84,568,731	68,441,000
*Megamedia Corp.	782	6
Meiloon Co., Ltd.	1,496,352	807,995
Mercuries & Associates, Ltd.	3,734,520	2,923,949
*Mercuries Data Systems, Ltd.	656,800	364,038
Merry Electronics Co., Ltd.	175,000	305,636
*Microelectronics Technology, Inc.	3,998,911	2,432,041
Micro-Star International Co., Ltd.	10,747,985	6,469,589
Mitac International Corp.	12,109,450	6,174,807
Mobiletron Electronics Co., Ltd.	96,000	73,166
*Mosel Vitelic, Inc.	4,871,170	2,426,397
Nantex Industry Co., Ltd.	1,973,329	1,832,718
*Nanya Technology Corp.	484,000	304,799
*New Asia Construction & Development Co., Ltd.	2,210,542	1,048,944
Nien Hsing Textile Co., Ltd.	4,097,226	3,441,208
*Ocean Plastics Co., Ltd.	7,776	6,067
*Optimax Technology Corp.	1,702,957	308,954
*Orient Semiconductor Electronics, Ltd.	3,147,276	943,690
Oriental Union Chemical Corp.	3,567,225	5,207,352
*Pacific Construction Co., Ltd.	3,341,256	571,883
*Pan Jit International, Inc.	2,316,837	3,187,811
*Paragon Technologies Co., Ltd.	216,000	429,505
*Pegatron Corp.	8,364,998	11,482,397
Phihong Technology Co., Ltd.	1,009,320	1,774,945
*Picvue Electronics, Ltd.	241,600	—
Plotech Co., Ltd.	858,282	721,931
Polaris Securities Co., Ltd.	22,281,716	15,557,230
*Potrans Electrical Corp.	1,139,000	171,033
Pou Chen Corp.	20,516,550	19,452,726
*Power Quotient International Co., Ltd.	495,000	353,898
President Securities Corp.	7,301,710	4,894,587
Prince Housing & Development Corp.	4,734,846	3,444,932
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	95,394

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Promate Electronic Co., Ltd.	515,000	$418,653
*Qisda Corp.	8,945,952	6,300,864
*Quintain Steel Co., Ltd.	3,058,250	1,296,026
Radiant Opto-Electronics Corp.	4,193,786	9,131,001
Radium Life Tech Corp.	1,292,510	1,755,581
Ralec Electronic Corp.	442,087	905,549
*Rechi Precision Co., Ltd.	3,673,000	2,158,432
*Rexon Industrial Corp., Ltd.	112,000	37,672
*Ritek Corp.	28,291,622	8,552,920
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	5,868,925	2,046,299
*Sanyang Industrial Co., Ltd.	8,548,268	5,192,205
Sanyo Electric Taiwan Co., Ltd.	368,000	467,129
*Shan-Loong Transportation Co., Ltd.	25,000	16,168
Sheng Yu Steel Co., Ltd.	1,716,000	1,301,233
*Shih Wei Navigation Co., Ltd.	141,000	192,035
Shihlin Electric & Engineering Corp.	3,355,000	4,443,083
*Shin Kong Financial Holding Co., Ltd.	57,537,151	29,033,253
*Shin Zu Shing Co., Ltd.	166,067	445,312
Shinkong Insurance Co., Ltd.	1,630,412	1,597,069
Shinkong Synthetic Fibers Co., Ltd.	16,363,892	8,442,848
*Shuttle, Inc.	408,015	249,667
Sigurd Microelectronics Corp.	4,949,047	4,912,925
Silicon Integrated Systems Corp.	7,132,165	5,128,084
Sinbon Electronics Co., Ltd.	1,739,000	1,369,252
Sincere Navigation Corp.	1,545,740	1,904,889
Sinkang Industries, Ltd.	806,669	579,778
Sinon Corp.	4,131,877	2,019,700
SinoPac Holdings Co., Ltd.	65,853,809	31,803,091
*Siward Crystal Technology Co., Ltd.	1,411,875	917,750
*Solelytex Enterprise Corp.	408,000	273,925
*Solomon Technology Corp.	1,375,950	673,496
South East Soda Manufacturing Co., Ltd.	927,500	1,196,272
Southeast Cement Co., Ltd.	3,216,700	1,372,410
SPI Electronic Co., Ltd.	277,938	367,776
Spirox Corp.	959,661	794,273
Springsoft, Inc.	1,577,000	1,982,658
Standard Chemical & Pharmaceutical Co., Ltd.	155,310	165,877
*Star Comgistic Capital Co., Ltd.	275,460	397,782
Stark Technology, Inc.	1,127,200	1,109,996
Sunonwealth Electric Machine Industry Co., Ltd.	486,421	446,133
*Sunplus Technology Co., Ltd.	5,213,620	4,061,122
*Sunspring Metal Corp.	12,000	15,813
Supreme Electronics Co., Ltd.	1,752,681	1,604,851
Sweeten Construction Co., Ltd.	868,250	571,214
Sysware Systex Corp.	828,801	1,268,368
T JOIN Transportation Co., Ltd.	1,783,000	1,764,223
Ta Chen Stainless Pipe Co., Ltd.	4,166,522	3,047,809
*Ta Chong Bank, Ltd.	17,315,524	7,647,675
Ta Ya Electric Wire & Cable Co., Ltd.	5,908,732	1,805,473
Tah Hsin Industrial Corp.	1,465,000	1,456,128
TA-I Technology Co., Ltd.	539,583	626,055
*Taichung Commercial Bank	15,441,254	7,011,984
Tainan Enterprises Co., Ltd.	899,183	1,246,586
Tainan Spinning Co., Ltd.	11,793,080	8,335,181
*Taishin Financial Holdings Co., Ltd.	55,265,396	31,923,855
Taisun Enterprise Co., Ltd.	2,465,549	1,488,018
*Taita Chemical Co., Ltd.	2,703,400	1,304,009
*Taiwan Business Bank	35,169,219	16,262,416
Taiwan Cement Corp.	34,186,440	36,717,691
Taiwan Cogeneration Corp.	3,190,760	2,070,847

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
Taiwan Cooperative Bank	46,747,213	$39,622,598
*Taiwan Flourescent Lamp Co., Ltd.	756,000	77,591
Taiwan Fu Hsing Industrial Co., Ltd.	695,000	540,123
Taiwan Glass Industrial Corp.	8,296,447	11,070,316
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Land Development Corp.	2,498,366	1,374,076
Taiwan Mask Corp.	2,430,250	1,077,863
Taiwan Paiho Co., Ltd.	1,634,850	1,755,135
*Taiwan Pulp & Paper Corp.	4,759,000	2,846,232
Taiwan Sakura Corp.	890,326	693,435
Taiwan Sogo Shinkong Security Co., Ltd.	1,456,205	1,215,229
Taiwan Styrene Monomer Corp.	5,702,856	2,809,162
Taiwan Tea Corp.	6,102,092	4,327,463
Taiyen Biotech Co., Ltd.	1,948,000	1,525,059
*Tatung Co., Ltd.	50,235,137	11,728,069
*Teapo Electronic Corp.	1,508,840	477,453
Teco Electric & Machinery Co., Ltd.	20,299,725	12,656,001
*Tecom, Ltd.	823,753	259,415
Test-Rite International Co., Ltd.	1,786,331	1,334,238
Ton Yi Industrial Corp.	8,626,810	4,702,983
Tong Yang Industry Co., Ltd.	666,489	877,139
Tong-Tai Machine & Tool Co., Ltd.	293,000	420,707
Topco Scientific Co., Ltd.	858,980	1,309,647
*Topoint Technology Co., Ltd.	398,000	475,257
Tsann Kuen Enterprise Co., Ltd.	479,992	991,941
*Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	1,995,000	942,219
Tung Ho Steel Enterprise Corp.	4,684,274	5,512,354
TYC Brother Industrial Co., Ltd.	1,978,651	1,271,816
*Tycoons Group Enterprise Co., Ltd.	4,365,938	1,434,442
Tze Shin International Co., Ltd.	1,063,113	535,222
Unimicron Technology Corp.	8,508,363	17,597,408
*Union Bank of Taiwan	7,694,282	3,104,799
Unitech Electronics Co., Ltd.	1,308,739	748,179
*Unitech Printed Circuit Board Corp.	6,375,265	4,053,619
United Integration Service Co., Ltd.	1,309,000	1,966,834
United Microelectronics Corp.	128,233,681	78,846,701
Universal Cement Corp.	5,030,551	3,252,065
*Universal Microelectronics Co., Ltd.	943,491	573,961
Universal, Inc.	48,059	42,008
UPC Technology Corp.	7,006,415	5,834,269
USI Corp.	5,806,080	7,634,957
*U-Tech Media Corp.	1,952,799	710,646
Ve Wong Corp.	1,462,806	1,217,723
*Waffer Technology Co., Ltd.	1,507,000	359,321
Wah Lee Industrial Corp.	16,000	33,477
*Walsin Lihwa Corp.	34,995,412	21,089,921
*Walsin Technology Corp., Ltd.	5,359,876	3,724,588
Walton Advanced Engineering, Inc.	2,318,853	1,472,918
*Wan Hai Lines Co., Ltd.	2,528,000	2,107,773
Wan Hwa Enterprise Co., Ltd.	663,514	381,369
Waterland Financial Holding Co., Ltd.	25,991,080	14,994,150
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	501,593
Weikeng Industrial Co., Ltd.	1,428,000	1,323,418
*Well Shin Technology Co., Ltd.	77,000	138,799
Wellypower Optronics Corp.	1,436,000	1,660,659
*Winbond Electronics Corp.	32,471,885	11,979,477
*Wintek Corp.	5,285,000	9,042,679
WPG Holdings, Ltd.	2,414,158	4,723,854
WT Microelectronics Co., Ltd.	2,215,000	3,606,152
*WUS Printed Circuit Co., Ltd.	5,113,928	3,939,717
Yageo Corp.	28,314,840	14,783,754

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Yang Ming Marine Transport Corp.	12,943,615	$13,011,527
Yeung Cyang Industrial Co., Ltd.	1,792,667	1,542,335
*Yi Jinn Industrial Co., Ltd.	2,516,341	1,182,536
Yieh Phui Enterprise Co., Ltd.	10,889,986	4,423,829
Yuanta Financial Holding Co., Ltd.	34,960,422	28,171,592
Yuen Foong Yu Paper Manufacturing Co., Ltd.	12,114,416	5,851,853
Yulon Motor Co., Ltd.	11,058,572	22,995,580
*Yulon Nissan Motor Co., Ltd.	146,000	596,669
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	130,069
Yung Tay Engineering Co., Ltd.	3,582,000	5,060,014
Zenitron Corp.	1,752,000	1,307,768
Zig Sheng Industrial Co., Ltd.	4,847,548	3,220,491
Zippy Technology Corp.	343,000	295,697
*Zyxel Communication Corp.	4,332,000	3,469,498

TOTAL TAIWAN		1,886,270,172

THAILAND — (2.1%)
Aapico Hitech PCL (Foreign)	539,800	242,862
Asia Plus Securities PCL (Foreign)	12,023,900	1,058,586
Ayudhya Insurance PCL (Foreign)	228,500	140,524
Bangchak Petroleum PCL (Foreign)	7,266,900	4,069,182
Bangkok Bank PCL (Foreign)	5,983,200	29,146,192
Bangkok Bank PCL (Foreign) NVDR	4,793,500	23,118,029
Bangkok Expressway PCL (Foreign)	4,439,200	2,715,678
Bangkok First Investment & Trust PCL (Foreign)	132,300	25,693
Bangkok Insurance PCL (Foreign)	135,820	1,099,045
*Bangkokland PCL (Foreign)	89,137,003	1,817,650
Bank of Ayudhya PCL (Foreign)	16,269,800	12,954,753
*Bank of Ayudhya PCL (Foreign) NVDR	3,010,900	2,397,415
Cal-Comp Electronics (Thailand) PCL (Foreign)	18,405,400	1,942,114
Capital Nomura Securities PCL (Foreign)	413,400	381,353
Central Plaza Hotel PCL (Foreign)	6,525,000	975,740
*Charoong Thai Wire & Cable PCL (Foreign)	127,000	49,328
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	4,455,668
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,975,248
*Erawan Group PCL (Foreign)	4,288,950	302,635
*Esso Thailand PCL (Foreign)	10,975,100	2,646,528
*G J Steel PCL (Foreign)	214,856,100	1,669,055
*G Steel PCL (Foreign)	67,319,100	1,394,537
Hana Microelectronics PCL (Foreign)	2,682,500	2,192,365
Hermraj Land & Development PCL (Foreign)	64,383,100	3,542,686
ICC International PCL (Foreign)	2,710,500	3,443,506
IRPC PCL (Foreign)	99,669,500	16,291,664
*Italian-Thai Development PCL (Foreign) NVDR	20,701,800	2,439,053
Jasmine International PCL (Foreign)	27,831,800	1,639,549
*Kang Yong Electric PCL (Foreign)	1,900	12,976
Kasikornbank PCL (Foreign)	1,193,700	4,559,204
Kasikornbank PCL (Foreign) NVDR	164,500	612,316
*KGI Securities Thailand PLC (Foreign)	11,847,800	997,064
Kiatnakin Finance PCL (Foreign)	3,374,300	3,713,423
Krung Thai Bank PCL (Foreign)	54,147,700	27,691,654
Laguna Resorts & Hotels PCL (Foreign)	1,342,400	2,444,085
*Loxley PCL (Foreign)	3,513,700	302,523
MBK PCL (Foreign)	905,500	2,901,586
Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,139,913
Polyplex PCL (Foreign)	1,132,600	1,182,274
Precious Shipping PCL (Foreign)	5,065,000	2,918,174
PTT Aromatics & Refining PCL (Foreign)	14,616,616	17,504,929
PTT Chemical PCL (Foreign)	5,203,910	23,497,182
Quality Houses PCL (Foreign)	26,197,200	1,729,804
*Regional Container Lines PCL (Foreign)	4,874,500	2,066,870

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Rojana Industrial Park PCL (Foreign)	322,500	$103,342
Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	2,006,331
Saha Pathanapibul PCL (Foreign)	1,594,833	1,393,769
Saha-Union PCL (Foreign)	2,976,400	3,660,890
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	2,854,601
*Samart Corporation PCL (Foreign)	800,000	229,163
Sansiri PCL (Foreign)	9,982,900	1,744,867
*SC Asset Corp.. PCL (Foreign)	160,000	89,594
Serm Suk PCL (Foreign) NVDR	39,000	58,068
*Shinawatra Satellite PCL (Foreign)	5,868,900	1,025,799
Siam Commercial Bank PCL (Foreign)	944,800	2,874,614
Sri Trang Agro Industry PCL (Foreign)	50,000	53,407
Supalai PCL (Foreign)	495,566	155,591
*Tata Steel (Thailand) PCL (Foreign)	35,972,800	1,665,030
*Thai Airways International PCL (Foreign)	7,345,811	8,916,262
*Thai Carbon Black PCL (Foreign)	139,600	147,982
Thai Oil PCL (Foreign)	9,483,600	20,873,436
Thai Plastic & Chemicals PCL (Foreign)	3,787,100	3,064,493
*Thai Rayon PCL (Foreign)	165,000	388,534
Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	732,282
Thai Wacoal PCL (Foreign)	93,300	130,611
Thanachart Capital PCL (Foreign)	6,758,500	6,617,402
Thoresen Thai Agencies PCL (Foreign)	3,578,400	2,108,007
Ticon Industrial Connection PCL (Foreign)	607,000	243,625
Tisco Financial Group PCL (Foreign)	1,041,700	1,121,105
Total Access Communication PCL (Foreign) (B1XFLM7)	1,264,380	1,685,419
*Total Access Communication PCL (Foreign) (B231MK7)	36,700	47,813
Total Access Communication PCL (Foreign) NVDR	7,735,400	10,077,678
TPI Polene PCL (Foreign)	10,203,724	3,566,927
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	251,517
Univentures PCL (Foreign)	3,481,400	299,742
Vanachai Group PCL (Foreign)	5,869,000	904,238
Vinythai PCL (Foreign)	5,239,317	2,035,016

TOTAL THAILAND		298,527,770

TURKEY — (1.8%)
Adana Cimento Sanayii Ticaret A.S. Class A	564,657	2,001,348
Adana Cimento Sanayii Ticaret A.S. Class C	299,447	147,539
*Advansa Sasa Polyester Sanayi A.S.	1,240,215	876,568
Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,468,513
*Akenerji Elektrik Uretim A.S.	13,804	26,711
Aksa Akrilik Kimya Sanayii A.S.	1,424,767	3,362,618
Aksigorta A.S.	1,324,168	1,836,332
Alarko Holding A.S.	1,013,092	2,205,553
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	106,723	796,927
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,955,644	2,462,756
*Anadolu Cam Sanayii A.S.	1,486,817	2,934,080
Arcelik A.S.	1,576,149	8,175,108
Asya Katilim Bankasi A.S.	192,797	337,760
Aydiner Enerji A.S.	415,323	783,293
Aygaz A.S.	1,118,602	6,051,367
Bati Anabolu Cimento A.S.	299,730	1,437,570
Bolu Cimento Sanayii A.S.	836,227	834,675
Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	87,735	953,202
Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,152,399
*Deva Holding A.S.	885,272	1,612,949
*Dogan Gazetecilik A.S.	590,940	1,178,027
*Dogan Sirketler Grubu Holdings A.S.	9,540,148	6,550,299
*Dogan Yayin Holding A.S.	2,881,725	3,565,742
*Dogus Otomotiv Servis ve Ticaret A.S.	781,434	2,496,415
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	609,168

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	2,225,408	$3,345,119
Enka Insaat ve Sanayi A.S.	—	1
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,016,269	22,064,005
Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	128	26,391
Gentas Genel Metal Sanayi ve Ticaret A.S.	277,790	324,336
*Global Yatirim Holding A.S.	2,770,251	1,894,691
*Goldas Kuyumculuk Sanayi Ithalat Ve Ihracat A.S.	552,019	337,141
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,171,072
*Goodyear Lastikleri T.A.S.	124,529	1,953,649
*GSD Holding A.S.	2,568,369	1,607,885
*Gunes Sigorta A.S.	439,694	523,788
Haci Omer Sabanci Holding A.S.	—	1
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	3,087,611
*Ihlas EV Aletleri A.S.	1,149,932	859,913
*Ihlas Holding A.S.	3,918,431	3,768,263
Is Yatirim Menkul Degerler A.S.	286,457	494,426
*Isiklar Yatirim Holding A.S.	1,053,525	819,126
*Izmir Demir Celik Sanayi A.S.	796,660	2,135,680
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,695,622
Koc Holding A.S. Series B	6,569,315	26,937,870
Konya Cimento Sanayii A.S.	6,740	1,289,561
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,842,309
*Koza Anadolu Metal Madencilik Isletmeleri A.S.	299,834	808,921
Marshall Boya ve Vernik A.S.	4,496	97,058
*Marti Otel Isletmeleri A.S.	1,429,951	989,887
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,301,125
Nortel Networks Netas Telekomuenikasyon A.S.	50,899	2,715,584
*Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.	310,488	735,058
*Petkim Petrokimya Holding A.S.	4,417,470	6,374,640
Pinar Entegre Et ve Un Sanayi A.S.	231,479	965,371
Pinar SUT Mamulleri Sanayii A.S.	195,977	1,634,534
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,885
*Sabah Yayincilik A.S.	31,938	75,642
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,645,192
Sekerbank T.A.S.	2,811,226	2,898,072
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	532,868	788,451
*Soda Sanayii A.S.	555,287	809,977
Tekfen Holding A.S.	1,437,073	5,968,787
*Tekstil Bankasi A.S.	1,166,413	736,745
Tofas Turk Otomobil Fabrikasi A.S.	619,081	3,350,770
*Trakya Cam Sanayii A.S.	2,393,774	4,980,173
Turcas Petrol A.S.	781,282	1,896,312
Turk Ekonomi Bankasi A.S.	2,350,874	2,676,116
*Turk Hava Yollari A.S.	4,218,315	13,596,966
Turkiye Garanti Bankasi A.S.	—	1
Turkiye Is Bankasi A.S.	6,579,111	20,759,945
Turkiye Sinai Kalkinma Bankasi A.S.	3,448,034	5,423,436
*Turkiye Sise ve Cam Fabrikalari A.S.	4,350,665	8,952,338
Turkiye Vakiflar Bankasi T.A.O.	7,707,611	19,067,454
Ulker Biskuvi Sanayi A.S.	1,289,012	4,461,194
*Uzel Makina Sanayii A.S.	275,043	133,712
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	716,001	1,491,237
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,638,164
*Yapi ve Kredi Bankasi A.S.	505,388	1,478,199

TOTAL TURKEY		251,489,325

TOTAL COMMON STOCKS		12,798,403,587

PREFERRED STOCKS — (4.6%)
BRAZIL — (4.6%)
Banco Alfa de Investimento SA	61,726	247,726
Banco Bradesco SA Sponsored ADR	16,708	316,115

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Banco Cruzeiro do Sul SA	5,100	$47,422
Banco do Estado do Rio Grande do Sul SA	1,412,133	13,893,027
*Braskem SA Preferred A	1,479,200	18,608,131
#Braskem SA Preferred A Sponsored ADR	346,836	8,750,672
Cia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	13,528,837
#Cia Brasileira de Distribuicao Grupo Pao de Acucar SA Sponsored ADR Series A	284,882	10,871,097
Cia de Tecidos Norte de Minas - Coteminas SA	901,775	2,786,011
Confab Industrial SA	3,394,571	11,770,371
Eucatex SA Industria e Comercio SA	10,800	48,592
Ferbasa-Ferro Ligas Da Bahia	583,065	4,701,037
Forjas Taurus SA	831,169	2,009,425
Gerdau SA	2,445,084	31,316,202
Gerdau SA Sponsored ADR	4,348,258	57,614,418
Gol Linhas Aereas Inteligentes SA	63,600	908,435
*Inepar SA Industria e Construcoes	349,432	1,043,925
*Inepar SA Industria e Construcoes Receipt	132,403	405,084
Itausa - Investimentos Itau SA	2,031,145	14,365,878
Klabin SA	5,665,304	19,304,074
Mangels Industrial SA	3,600	21,488
Marcopolo SA	3,727,360	13,438,576
Metalurgica Gerdau SA	4,022,600	61,511,187
Petroleo Brasileiro SA	311,700	5,065,511
#Petroleo Brasileiro SA ADR	6,351,390	211,183,718
Randon e Participacoes SA	716,950	4,967,619
Sao Paulo Alpargatas SA	864,000	5,545,937
Suzano Papel e Celullose SA	2,575,549	22,403,468
Telemar Norte Leste SA	529,500	15,996,653
Ultrapar Participacoes SA	99,241	6,263,027
#Ultrapar Participacoes SA Sponsored ADR	256,935	16,297,387
*Unipar Participacoes SA Class B	7,370,473	2,520,273
Usinas Siderurgicas de Minas Gerais SA Series A	7,092,710	82,672,759
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	165,935

TOTAL BRAZIL		660,590,017

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	323,249

MALAYSIA — (0.0%)
*Malayan United Industries Berhad Series A2	1,526,067	89,725

TOTAL PREFERRED STOCKS		661,002,991

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Globex Utilidades SA Rights 12/10/11	17,213	20,652
*Mahle-Metal Leve SA Industria e Comercio Rights 02/08/11	1,617	—
*Sao Martinho SA Rights 12/02/10	2,207,355	13,242

TOTAL BRAZIL		33,894

CHINA — (0.0%)
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	368

INDIA — (0.0%)
*Jyoti Structures, Ltd. Rights 01/13/11	5,896	—

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	163,000	1,225

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	197,373	139,254

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*OSK Holdings Berhad Warrants 09/30/12	93,339	$5,488

TOTAL MALAYSIA		144,742

POLAND — (0.0%)
*Ciech SA Rights 02/16/11	183,294	251,274

TAIWAN — (0.0%)
*Asia Vital Components Co., Ltd. Rights 02/14/11	53,504	6,265
*LCY Chemical Corp. Rights 02/09/11	97,946	53,973

TOTAL TAIWAN		60,238

THAILAND — (0.0%)
*Sahaviriya Steel Industries PCL (Foreign) Rights 02/22/11	13,780,140	35,683
*Sansiri PCL (Foreign) Warrants 01/20/15	1,029,262	36,646

TOTAL THAILAND		72,329

TOTAL RIGHTS/WARRANTS		564,070

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (6.0%)
§@DFA Short Term Investment Fund	852,276,536	852,276,536
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.22%, 02/01/11 (Collateralized by $123,075,187 FNMA 7.000%, 10/01/38, valued at $1,074,767) to be repurchased at $1,053,699	$1,054	1,053,693

TOTAL SECURITIES LENDING COLLATERAL		853,330,229

TOTAL INVESTMENTS — (100.0%) (Cost $10,945,610,745)##		$14,313,300,877

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

Summary of inputs used to value the Fund’s investments as of January 31, 2011 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,045,740,112	—	—	$1,045,740,112
Chile	308,557,951	—	—	308,557,951
China	232,696,489	$1,712,197,127	—	1,944,893,616
Czech Republic	—	43,332,410	—	43,332,410
Hungary	—	130,722,876	—	130,722,876
India	171,971,439	1,090,840,846	—	1,262,812,285
Indonesia	3,993,979	403,831,862	—	407,825,841
Israel	28,862	2,039,582	—	2,068,444
Malaysia	11,776	473,823,730	—	473,835,506
Mexico	798,027,220	740,977	—	798,768,197
Philippines	—	103,044,563	—	103,044,563
Poland	—	255,592,208	—	255,592,208
Russia	—	705,397,906	—	705,397,906
South Africa	189,426,365	839,576,679	—	1,029,003,044
South Korea	376,949,316	1,473,572,045	—	1,850,521,361
Taiwan	72,494,890	1,813,775,282	—	1,886,270,172
Thailand	298,527,770	—	—	298,527,770
Turkey	—	251,489,325	—	251,489,325
Preferred Stocks
Brazil	660,590,017	—	—	660,590,017
India	—	323,249	—	323,249
Malaysia	89,725	—	—	89,725
Rights/Warrants
Brazil	—	33,894	—	33,894
China	368	—	—	368
India	—	—	—	—
Indonesia	1,225	—	—	1,225
Malaysia	144,742	—	—	144,742
Poland	—	251,274	—	251,274
Taiwan	—	60,238	—	60,238
Thailand	36,646	35,683	—	72,329
Securities Lending Collateral	—	853,330,229	—	853,330,229

TOTAL	$4,159,288,892	$10,154,011,985	—	$14,313,300,877

See accompanying Notes to Schedules of Investments.

Organization

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”).

Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type and country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund did not have any significant transfers between Level 1 and Level 2 during the quarter ended January 31, 2011.

Financial Instruments

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:     The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2011.

2.    Foreign Market Risks:     Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:     The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At January 31, 2011, the Fund had no outstanding futures contracts.

Federal Tax Cost

At January 31, 2011, the total cost of securities for federal income tax purposes was $10,956,143,298 for Dimensional Emerging Markets Value Fund.

Other

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

Recent Issued Accounting Standards

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Subsequent Event Evaluations

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David G. Booth
David G. Booth
Chairman, Trustee, President and
Co-Chief Executive Officer

Date: March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund

Date: March 29, 2011

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund

Date: March 29, 2011